Document and Entity Information (USD $)	12 Months Ended
	Apr. 28, 2012	May 31, 2012	Oct. 29, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Apr 28, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	BKS
Entity Registrant Name	BARNES & NOBLE INC
Entity Central Index Key	0000890491
Current Fiscal Year End Date	--04-28
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		60,027,900
Entity Public Float			$ 476,847,804

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Sales	$ 7,129,199	$ 6,998,565	$ 5,807,754
Cost of sales and occupancy	5,218,383	5,205,712	4,131,009
Gross profit	1,910,816	1,792,853	1,676,745
Selling and administrative expenses	1,739,452	1,629,465	1,395,725
Depreciation and amortization	232,667	228,647	207,774
Operating profit (loss)	(61,303)	(65,259)	73,246
Interest income (expense), net and amortization of deferred financing fees	(35,304)	(57,350)	(28,237)
Earnings (loss) before income taxes (benefit)	(96,607)	(122,609)	45,009
Income taxes (benefit)	(27,740)	(48,652)	8,365
Net earnings (loss)	(68,867)	(73,957)	36,644
Net loss attributable to noncontrolling interests		37	32
Net earnings (loss) attributable to Barnes & Noble, Inc.	(68,867)	(73,920)	36,676
Earnings (loss) attributable to Barnes & Noble, Inc.
Earnings (loss)	(68,867)	(73,957)	36,644
Less loss attributable to noncontrolling interests		37	32
Net earnings (loss) attributable to Barnes & Noble, Inc.	$ (68,867)	$ (73,920)	$ 36,676
Basic earnings (loss) per common share
Net earnings (loss) attributable to Barnes & Noble, Inc.	$ (1.41)	$ (1.31)	$ 0.64
Diluted earnings (loss) per common share
Net earnings (loss) attributable to Barnes & Noble, Inc.	$ (1.41)	$ (1.31)	$ 0.63
Weighted average common shares outstanding
Basic	57,337	56,588	55,344
Diluted	57,337	56,588	56,153

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Net earnings (loss)	$ (68,867)	$ (73,957)	$ 36,644
Other comprehensive earnings (loss), net of tax:
(Increase) decrease in minimum pension liability (net of deferred tax benefit (expense) of $3,336, ($1,055) and $798, respectively)	(5,005)	1,582	(1,197)
Total comprehensive earnings (loss)	(73,872)	(72,375)	35,447
Comprehensive loss attributable to noncontrolling interest		37	32
Total comprehensive earnings (loss) attributable to Barnes & Noble, Inc.	$ (73,872)	$ (72,338)	$ 35,479

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
(Increase) decrease in minimum pension liability, deferred tax benefit (expense)	$ 3,336	$ (1,055)	$ 798

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Apr. 28, 2012		Apr. 30, 2011
Assets
Cash and cash equivalents	$ 54,131		$ 59,429
Receivables, net	160,497		150,294
Merchandise inventories, net	1,561,841		1,375,362
Prepaid expenses and other current assets	221,324		161,936
Total current assets	1,997,793		1,747,021
Property and equipment:
Land and land improvements	2,541		8,617
Buildings and leasehold improvements	1,196,764		1,204,108
Fixtures and equipment	1,784,492		1,670,488
Property and equipment, gross	2,983,797		2,883,213
Less accumulated depreciation and amortization	2,361,142		2,178,562
Net property and equipment	622,655		704,651
Goodwill	519,685		524,113
Intangible assets, net	564,054		566,578
Other noncurrent assets	61,062		54,103
Total assets	3,765,249	[1]	3,596,466	[1]
Liabilities and Shareholders' Equity
Accounts payable	959,423		949,010
Accrued liabilities	546,495		474,575
Gift card liabilities	321,362		311,092
Total current liabilities	1,827,280		1,734,677
Long-term debt	324,200		313,100
Deferred taxes	268,774		280,132
Other long-term liabilities	405,065		448,647
Redeemable Preferred Shares; $.001 par value; 5,000 shares authorized; 204 and zero shares issued, respectively	192,273
Shareholders' equity:
Common stock; $.001 par value; 300,000 shares authorized; 91,376 and 90,465 shares issued, respectively	91		90
Additional paid-in capital	1,340,909		1,323,263
Accumulated other comprehensive loss	(16,635)		(11,630)
Retained earnings	481,574		562,379
Treasury stock, at cost, 33,722 and 33,410 shares, respectively	(1,058,282)		(1,054,192)
Total Shareholders' equity	747,657		819,910
Commitments and contingencies
Total liabilities and shareholders' equity	$ 3,765,249		$ 3,596,466

[1]	Excludes intercompany balances.

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Apr. 28, 2012	Apr. 30, 2011
Redeemable Preferred Shares, par value	$ 0.001	$ 0.001
Redeemable Preferred Shares, shares authorized	5,000	5,000
Redeemable Preferred Shares, shares issued	204	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000	300,000
Common stock, shares issued	91,376	90,465
Treasury stock, shares	33,722	33,410

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Noncontrolling Interest	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Gains (Losses)	Retained Earnings	Treasury Stock at Cost
Balance at May. 02, 2009	$ 911,823	$ 1,582	$ 88	$ 1,274,454	$ (12,015)	$ 697,042	$ (1,049,328)
Net earnings (loss)	36,644	(32)				36,676
Minimum pension liability, net of tax	(1,197)				(1,197)
Exercise of 92 in 2012, 1024 in 2011 and 313 in 2010 common stock options	4,363		1	4,362
Stock options and restricted stock tax benefits	(3,557)			(3,557)
Stock-based compensation expense	15,723			15,723
Sale of Calendar Club				(4,767)		4,767
Cash dividend paid to stockholders	(57,403)					(57,403)
Treasury stock acquired, 313 shares in 2012, 125 shares in 2011 and 137 shares in 2010	(3,028)						(3,028)
Balance at May. 01, 2010	903,368	1,550	89	1,286,215	(13,212)	681,082	(1,052,356)
Net earnings (loss)	(73,957)	(37)				(73,920)
Minimum pension liability, net of tax	1,582				1,582
Purchase of noncontrolling interest	(300)	(1,513)		1,213
Exercise of 92 in 2012, 1024 in 2011 and 313 in 2010 common stock options	17,233		1	17,232
Stock options and restricted stock tax benefits	(2,375)			(2,375)
Stock-based compensation expense	20,978			20,978
Cash dividend paid to stockholders	(44,783)					(44,783)
Treasury stock acquired, 313 shares in 2012, 125 shares in 2011 and 137 shares in 2010	(1,836)						(1,836)
Balance at Apr. 30, 2011	819,910		90	1,323,263	(11,630)	562,379	(1,054,192)
Net earnings (loss)	(68,867)					(68,867)
Minimum pension liability, net of tax	(5,005)				(5,005)
Exercise of 92 in 2012, 1024 in 2011 and 313 in 2010 common stock options	1,097		1	1,096
Stock options and restricted stock tax benefits	(4,225)			(4,225)
Stock-based compensation expense	20,775			20,775
Accretive dividend on preferred stockholders	(894)					(894)
Accrued/paid dividends for preferred stockholders	(11,044)					(11,044)
Treasury stock acquired, 313 shares in 2012, 125 shares in 2011 and 137 shares in 2010	(4,090)						(4,090)
Balance at Apr. 28, 2012	$ 747,657		$ 91	$ 1,340,909	$ (16,635)	$ 481,574	$ (1,058,282)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Common stock options exercised, shares	92	1,024	313
Treasury stock acquired, shares	313	125	137

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Cash flows from operating activities:
Net earnings (loss)	$ (68,867)	$ (73,957)	$ 36,644
Adjustments to reconcile net earnings (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization (including amortization of deferred financing fees)	238,048	244,734	214,464
Stock-based compensation expense	20,775	20,978	15,723
Property and equipment impairment charge	11,747	2,857	12,102
Deferred taxes	(37,570)	1,614	(57,170)
Loss on disposal of property and equipment	2,590	893	2,388
Decrease in other long-term liabilities	(43,582)	(57,256)	(35,222)
Changes in operating assets and liabilities, net	(147,253)	59,209	(60,528)
Net cash flows provided by (used in) operating activities	(24,112)	199,072	128,401
Cash flows from investing activities:
Proceeds from sale of distribution center	18,000
Purchases of property and equipment	(163,552)	(110,502)	(127,779)
Net increase in other noncurrent assets	(13,326)	(1,466)	(3,568)
Purchase of Borders Group, Inc. intellectual property	(14,528)
Fictionwise earn-out payments		(7,508)	(2,612)
Purchase of non-controlling interest		(300)
Acquisition of Barnes & Noble College Booksellers, Inc (net of cash acquired)			(185,928)
Acquisition of Tikatok Inc. (net of cash acquired)			(2,261)
Net cash flows used in investing activities	(173,406)	(119,776)	(322,148)
Cash flows from financing activities:
Net proceeds from issuance of Redeemable Preferred Shares	191,379
Net increase in credit facility	11,100	52,700	260,400
Cash dividends paid to shareholders	(7,081)	(44,783)	(57,403)
Proceeds from exercise of common stock options	1,097	17,233	4,363
Purchase of treasury stock	(4,090)	(1,836)	(3,028)
Excess tax benefit from stock-based compensation	193	34	855
Financing fees paid	(378)	(10,180)	(37,069)
Payment of short term note payable		(100,000)
Payment received for Calendar Club note receivable		6,000
Net cash flows provided by (used in) financing activities	192,220	(80,832)	168,118
Decrease in cash and cash equivalents	(5,298)	(1,536)	(25,629)
Cash and cash equivalents at beginning of year	59,429	60,965	86,594
Cash and cash equivalents at end of year	54,131	59,429	60,965
Changes in operating assets and liabilities, net:
Receivables, net	(10,203)	(43,718)	119,358
Merchandise inventories	(186,479)	(5,251)	228,822
Prepaid expenses and other current assets	(59,388)	19,889	(56,675)
Accounts payable and accrued liabilities	108,817	88,289	(352,033)
Changes in operating assets and liabilities, net	(147,253)	59,209	(60,528)
Supplemental cash flow information:
Interest paid	28,298	45,604	12,305
Income taxes (net of refunds)	1,615	(41,681)	31,461
Supplemental disclosure of subsidiaries acquired:
Assets acquired (net of cash acquired)		1,513	1,416,134
Liabilities assumed		1,213	1,227,945
Cash paid		300	188,189
Noncash financing activity:
Notes payable on Acquisition of B&N College			250,000
Accrued dividend on redeemable preferred shares	$ 3,963

Summary of Significant Accounting Policies	12 Months Ended
Apr. 28, 2012
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Business

Barnes & Noble, one of the nation’s largest booksellers,[3] is a leading content, commerce and technology company providing customers easy and convenient access to books, magazines, newspapers and other content across its multi-channel distribution platform. As of April 28, 2012, the Company operated 1,338 bookstores in 50 states, including 647 bookstores on college campuses, one of the Web’s largest eCommerce sites and develops digital content products and software. Given the dynamic nature of the book industry, the challenges faced by traditional booksellers, and the robust innovation pipeline fueling new opportunities in hardware, software and content creation and delivery, Barnes & Noble is utilizing the strength of its retail footprint to bolster its leadership and fuel sales growth across multiple channels.

Of the 1,338 bookstores, 691 operate primarily under the Barnes & Noble Booksellers® trade name. Barnes & Noble College Booksellers, LLC (B&N College), a wholly-owned subsidiary of Barnes & Noble, operates 647 college bookstores at colleges and universities across the United States. Barnes & Noble Retail (B&N Retail) operates the 691 retail bookstores. B&N Retail also includes the Company’s eCommerce site, and Sterling Publishing Co., Inc. (Sterling or Sterling Publishing), a leader in general trade book publishing. The NOOK segment includes the Company’s digital business, including the development and support of the Company’s NOOK product offerings. The digital business includes digital content such as eBooks, digital newsstand, apps, and sales of NOOK® devices and accessories to third party distribution partners, B&N Retail and B&N College.

The Company’s principal business is the sale of trade books (generally hardcover and paperback consumer titles), mass market paperbacks (such as mystery, romance, science fiction and other popular fiction), children’s books, eBooks and other digital content, NOOK® (references to NOOK™ include the Company’s NOOK 1st Edition™, NOOK Wi-Fi 1st Edition™, NOOK Color™, NOOK Simple Touch™, NOOK Tablet™ and NOOK Simple Touch with GlowLight™ eBook Reader devices),[4] and related accessories, bargain books, magazines, gifts, café products and services, educational toys & games, music and movies direct to customers through its bookstores or on Barnes & Noble.com. The acquisition of B&N College (see Note 14) has allowed the Company to expand into sales of textbooks and course-related materials, emblematic apparel and gifts, trade books, computer products, school and dorm supplies, and convenience and café items on college and university campuses. In fiscal 2011, B&N College began offering a textbook rental option to its customers, and expanded its electronic textbooks and other course materials through a proprietary digital platform (NOOK Study™). B&N College offers its customers a full suite of textbook options – new, used, digital and rental.

Prior to year-end, the Company reported an operating segment titled B&N.com which included both its digital business and eCommerce operations. Due to the increased focus on the digital business

[3]	Based upon sales reported in trade publications and public filings.
[4]

Any reference to NOOK®, NOOK 1st Edition™, NOOK Wi-Fi 1st Edition™, NOOK Color™, NOOK Simple Touch™, NOOK Tablet™ and NOOK Simple Touch with GlowLight ™ includes the trademark symbol (® or ™, as applicable) even if a symbol is not included.

and the Company’s recently developed ability to review the digital business separate from its eCommerce business, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, during the fourth quarter of fiscal 2012 the Company has determined that the segment previously referred to as B&N.com is no longer applicable and created a new segment titled NOOK to report upon its digital business, moving the eCommerce business (i.e., sales of physical non-NOOK merchandise over the Internet) into the B&N Retail segment. Also, as a result of this assessment, certain corporate office and other costs have been allocated to all three segments. The Company’s three operating segments are: B&N Retail, B&N College and NOOK.

Consolidation

The consolidated financial statements include the accounts of Barnes & Noble, Inc. and its wholly and majority-owned subsidiaries. Investments in affiliates in which ownership interests range from 20% to 50%, are accounted for under the equity method. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, the Company is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all short-term, highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.

Merchandise Inventories

Merchandise inventories are stated at the lower of cost or market. Cost is determined primarily by the retail inventory method under both the first-in, first-out (FIFO) basis and the last-in, first-out (LIFO) basis. B&N College’s textbook and trade book inventories are valued using the LIFO method, where the related reserve was not material to the recorded amount of the Company’s inventories or results of operations.

Market is determined based on the estimated net realizable value, which is generally the selling price. Reserves for non-returnable inventory are based on the Company’s history of liquidating non-returnable inventory.

The Company also estimates and accrues shortage for the period between the last physical count of inventory and the balance sheet date. Shortage rates are estimated and accrued based on historical rates and can be affected by changes in merchandise mix and changes in actual shortage trends.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and amortization. For financial reporting purposes, depreciation is computed using the straight-line method over estimated useful lives. For tax purposes, different methods are used. Maintenance and repairs are expensed as incurred, while major maintenance and remodeling costs are capitalized. Leasehold improvements are capitalized and amortized over the shorter of their estimated useful lives or the terms of the respective leases. Capitalized lease acquisition costs are being amortized over the lease terms of the underlying leases. Costs incurred in purchasing management information systems are capitalized and included in property and equipment. These costs are amortized over their estimated useful lives from the date the systems become operational.

Other Long-Lived Assets

The Company’s other long-lived assets include property and equipment and amortizable intangibles. At April 28, 2012, the Company had $622,655 of property and equipment, net of accumulated depreciation, and $249,318 of amortizable intangible assets, net of amortization, accounting for approximately 23.2% of the Company’s total assets. The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with Accounting Standards Codification (ASC) 360-10, Accounting for the Impairment or Disposal of Long-Lived Assets (ASC 360-10). The Company evaluates long-lived assets for impairment at the individual Barnes & Noble store level, except for B&N College long-lived assets, which are evaluated for impairment at the school contract combined store level, which is the lowest level at which individual cash flows can be identified. When evaluating long-lived assets for potential impairment, the Company will first compare the carrying amount of the assets to the individual store’s estimated future undiscounted cash flows. If the estimated future cash flows are less than the carrying amount of the assets, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the assets to the individual store’s fair value based on its estimated discounted future cash flows. If required, an impairment loss is recorded for that portion of the asset’s carrying value in excess of fair value. Impairment losses included in selling and administrative expenses totaled $11,747, $2,857, and $12,102 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively, and are related to individual store locations.

Goodwill and Unamortizable Intangible Assets

The costs in excess of net assets of businesses acquired are carried as goodwill in the accompanying consolidated balance sheets.

At April 28, 2012, the Company had $519,685 of goodwill and $314,736 of unamortizable intangible assets (those with an indefinite useful life), accounting for approximately 22.2% of the Company’s total assets. ASC 350-30, Goodwill and Other Intangible Assets, requires that goodwill and other unamortizable intangible assets no longer be amortized, but instead be tested for impairment at least annually or earlier if there are impairment indicators. The Company performs a two-step process for impairment testing of goodwill as required by ASC 350-30. The first step of this test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount. The second step (if necessary) measures the amount of the impairment. The Company completed its annual goodwill impairment test as of the first day of the third quarter of fiscal 2012. In performing the valuations, the Company used cash flows that reflected management’s forecasts and discount rates that included risk adjustments consistent with the current market conditions. Based on the results of the Company’s step one testing, the fair values of the B&N Retail, B&N College and B&N.com reporting units as of that date exceeded their carrying values; therefore, the second step of the impairment test was not required to be performed and no goodwill impairment was recognized. During the fourth quarter of fiscal 2012 the Company has determined that the segment previously referred to as B&N.com is no longer applicable and created a new segment titled NOOK to report upon its digital business, moving the eCommerce business (i.e., sales of physical merchandise over the Internet) into the B&N Retail segment. The Company’s three operating segments are: B&N Retail, B&N College and NOOK. As a result of this evaluation, $20,279 of goodwill was re-allocated between B&N Retail and NOOK segments. There were no subsequent indicators of impairment prior to or after the reallocation of goodwill.

The Company tests unamortizable intangible assets by comparing the fair value and the carrying value of such assets. The Company also completed its annual impairment tests for its other unamortizable intangible assets by comparing the estimated fair value to the carrying value of such assets and determined that no impairment was necessary. Changes in market conditions, among other factors, could have a material impact on these estimates, except for the Company’s publishing contracts.

Publishing contracts include the value of long-standing relationships with authors, agents and publishers established upon the Company’s acquisition of Sterling in 2003. Given Sterling’s strong history of maintaining such relationships, the Company believes they produce value indefinitely without an identifiable remaining useful life. However, given recent declines in the physical book business, these contracts were at risk of impairment as of its most recent impairment testing date and may be at risk in the future if declines in sales continue.

Deferred Charges

Costs incurred to obtain long-term financing are amortized over the terms of the respective debt agreements using the straight-line method, which approximates the interest method. Unamortized costs included in other noncurrent assets as of April 28, 2012 and April 30, 2011 were $21,522 and $26,525, respectively. Amortization expense included in interest and amortization of deferred financing fees was $5,381, $16,087, and $5,925 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

Revenue Recognition

Revenue from sales of the Company’s products is recognized at the time of sale, other than those with multiple elements and FOB destination point shipping terms. The Company’s products are considered delivered once they have been shipped and title and risk of loss have transferred. While the majority of the Company’s shipping terms are FOB shipping point, there are certain third party distribution partners with shipping terms of FOB destination point. Certain of the Company sales agreements with these distribution partners contain rights of inspection or acceptance provisions as is standard in the Company’s industry. The Company accrues for estimated sales returns in the period in which the related revenue is recognized based on historical experience and industry standards. Sales taxes collected from retail customers are excluded from reported revenues. All of the Company’s sales are recognized as revenue on a “net” basis, including sales in connection with any periodic promotions offered to customers. The Company does not treat any promotional offers as expenses.

In accordance with ASC 605-25, Revenue Recognition, Multiple Element Arrangements and Accounting Standards Updates (ASU) 2009-13 and 2009-14, for multiple-element arrangements that involve tangible products that contain software that is essential to the tangible product’s functionality, undelivered software elements that relate to the tangible product’s essential software and other separable elements, the Company allocates revenue to all deliverables using the relative selling-price method. Under this method, revenue is allocated at the time of sale to all deliverables based on their relative selling price using a specific hierarchy. The hierarchy is as follows: vendor-specific objective evidence, third-party evidence of selling price, or best estimate of selling price. NOOK™ eBook Reader revenue (which includes revenue from the Company’s NOOK® products) is recognized at the segment point of sale.

The Company includes post-service customer support (PCS) in the form of software updates and potential increased functionality on a when-and-if-available basis, as well as wireless access and wireless connectivity with the purchase of NOOK® from the Company. Using the relative selling price described above, the Company allocates revenue based on the best estimate of selling price for the deliverables as no vendor-specific objective evidence or third-party evidence exists for any of the elements. Revenue allocated to NOOK® and the software essential to its functionality is recognized at the time of sale, provided all other conditions for revenue recognition are met. Revenue allocated to the PCS and the wireless access is deferred and recognized on a straight-line basis over the 2-year estimated life of NOOK®.

The average percentage of a NOOK®’s sales price that is deferred for undelivered items and recognized over its 2-year estimated life ranges between 2% and 5%, depending on the type of device sold. The amount of NOOK®-related deferred revenue as of April 28, 2012 and April 30, 2011 was $19,785 and $18,184, respectively. These amounts are classified on the Company’s balance sheet in accrued liabilities for the portion that is subject to deferral for one year or less and other long-term liabilities for the portion that is subject to deferral for more than one year.

The Company also pays certain vendors who distribute NOOK® a commission on the content sales sold through that device. The Company accounts for these transactions as a reduction in the sales price of the NOOK® based on historical trends of content sales and a liability is established for the estimated commission expected to be paid over the life of the product. The Company recognizes revenue of the content at the point of sale of the content. The Company records revenue from sales of digital content, sales of third-party extended warranties, service contracts and other products, for which the Company is not obligated to perform, and for which the Company does not meet the criteria for gross revenue recognition under ASC 605-45-45, Reporting Revenue Gross as a Principal versus Net as an Agent, on a net basis. All other revenue is recognized on a gross basis.

NOOK acquires the rights to distribute digital content from publishers and distributes the content on barnesandnoble.com, NOOK® devices and other eBookstore platforms. Certain digital content is distributed under an agency pricing model in which the publishers set fixed prices for eBooks and NOOK receives a fixed commission on content sold through the eBookstore. The majority of the Company’s eBook sales are sold under the agency model.

The Barnes & Noble Member Program offers members greater discounts and other benefits for products and services, as well as exclusive offers and promotions via e-mail or direct mail for an annual fee of $25.00, which is non-refundable after the first 30 days. Revenue is recognized over the twelve-month period based upon historical spending patterns for Barnes & Noble Members.

Research and Development Costs for Software Products

The Company follows the guidance in ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed. Capitalization of software development costs begins upon the establishment of technological feasibility and is discontinued when the product is available for sale. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and therefore research and development costs are generally expensed as incurred.

Advertising Costs

The costs of advertising are expensed as incurred during the year pursuant to ASC 720-35, Advertising Costs. Advertising costs charged to selling and administrative expenses were $116,388, $73,417, and $37,600 during fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

The Company receives payments and credits from vendors pursuant to co-operative advertising and other programs, including payments for product placement in stores, catalogs and online. In accordance with ASC 605-50-25-10, Customer’s Accounting for Certain Consideration Received from a Vendor, the Company classifies certain co-op advertising received as a reduction in costs of sales and occupancy. The gross advertising expenses noted above were completely offset by allowances received from vendors and the excess allowances received were recorded as a reduction of cost of goods sold or inventory, as appropriate.

Closed Store Expenses

When the Company closes or relocates a store, the Company charges unrecoverable costs to expense. Such costs include the net book value of abandoned fixtures and leasehold improvements and, when a store is closed prior to the expiration of the lease, a provision for future lease obligations, net of expected sublease recoveries. Costs associated with store closings of $551, $3,899, and $4,503 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively, are included in selling and administrative expenses in the accompanying consolidated statements of operations.

Net Earnings (Loss) Per Common Share

Basic earnings per share represent net earnings (loss) attributable to common shareholders divided by the weighted-average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the impact of common shares issuable upon exercise of the Company’s outstanding stock options. The Company’s unvested restricted shares, unvested restricted stock units and common shares issuable under the Company’s deferred compensation plan are deemed participating securities and are excluded from the dilutive impact of common equivalent shares outstanding under the two-class method since these shares are entitled to participate in dividends declared on common shares. Under the two-class method, earnings (loss) attributable to unvested restricted shares, unvested restricted stock units and common shares issuable under the Company’s deferred compensation plan are excluded from net earnings (loss) attributable to common shareholders for purposes of calculating basic and diluted earnings (loss) per common share. See Note 7 for further information regarding the calculation of basic and diluted earnings (loss) per common share.

Income Taxes

The provision for income taxes includes federal, state and local income taxes currently payable and those deferred because of temporary differences between the financial statement and tax bases of assets and liabilities. The deferred tax assets and liabilities are measured using the enacted tax rates and laws that are expected to be in effect when the differences reverse. The Company regularly reviews its deferred tax assets for recoverability and establishes a valuation allowance, if determined to be necessary.

Stock-Based Compensation

The calculation of stock-based employee compensation expense involves estimates that require management’s judgment. These estimates include the fair value of each of the stock option awards granted, which is estimated on the date of grant using a Black-Scholes option pricing model. There are two significant inputs into the Black-Scholes option pricing model: expected volatility and expected term. The Company estimates expected volatility based on traded option volatility of the Company’s stock over a term equal to the expected term of the option granted. The expected term of stock option awards granted is derived from historical exercise experience under the Company’s stock option plans and represents the period of time that stock option awards granted are expected to be outstanding. The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and the Company uses different assumptions, stock-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected forfeiture rate, and only recognize expense for those shares expected to vest. If the Company’s actual forfeiture rate is materially different from its estimate, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period. See Note 3 to the Consolidated Financial Statements for a further discussion on stock-based compensation.

Gift Cards

The Company sells gift cards which can be used in its stores or on Barnes & Noble.com. The Company does not charge administrative or dormancy fees on gift cards and gift cards have no expiration dates. Upon the purchase of a gift card, a liability is established for its cash value. Revenue associated with gift cards is deferred until redemption of the gift card. Over time, some portion of the gift cards issued is not redeemed. The Company estimates the portion of the gift card liability for which the likelihood of redemption is remote based upon the Company’s historical redemption patterns. The Company records this amount in income on a straight-line basis over a 12-month period beginning in the 13th month after the month the gift card was originally sold. If actual redemption patterns vary from the Company’s estimates, actual gift card breakage may differ from the amounts recorded. The Company recognized gift card breakage of $29,284, $25,904 and $21,328 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. The Company had gift card liabilities of $321,362 and $311,092 as of April 28, 2012 and April 30, 2011, respectively.

Reclassifications

Certain prior-period amounts have been reclassified for comparative purposes to conform with the fiscal 2012 presentation.

Reporting Period

The Company’s fiscal year is comprised of 52 or 53 weeks, ending on the Saturday closest to the last day of April. The reporting periods ended April 28, 2012, April 30, 2011 and May 1, 2010 all contained 52 weeks.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-05, Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In addition, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05(ASU 2011-12). ASU 2011-12 effectively defers only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. All other requirements in ASU 2011-05 are not affected by this update. These ASUs are effective for the Company’s financial statements for annual and interim periods beginning on or after December 15, 2011 and must be applied retrospectively. The Company has early adopted both ASU 2011-05 and ASU 2011-12.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment (ASU 2011-08). ASU 2011-08 gives the Company the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. This ASU is effective for the Company’s financial statements for annual and interim periods beginning on or after December 15, 2011. The adoption is not expected to have an impact on the Company’s Fiscal 2013 Consolidated Financial Statements.

Credit Facility	12 Months Ended
Apr. 28, 2012
Credit Facility
2.	Credit Facility

On April 27, 2012, the Company entered into an amendment (the 2012 Amended Credit Facility) to its existing agreement with Bank of America, N.A. entered into on April 29, 2011, as administrative agent, collateral agent and swing line lender, and other lenders in order to permit the transactions contemplated by the investment agreement among the Company, Morrison Investment Holdings, Inc., and Microsoft Corporation (See Note 11) and to make certain other changes to the Company’s 2011 Amended Credit Agreement in connection therewith.

On April 29, 2011, the Company entered into an amended and restated credit agreement (the 2011 Amended Credit Agreement) with Bank of America, N.A., as administrative agent, collateral agent and swing line lender, and other lenders, which amended and restated the credit agreement (the 2009 Credit Agreement) entered into on September 30, 2009 with Bank of America, N.A., as administrative agent, collateral agent and swing line lender, and other lenders. Under the 2011 Amended Credit Agreement, Lenders provided up to $1,000,000 in aggregate commitments under a five-year asset-backed revolving credit facility, which is secured by eligible inventory with the ability to include eligible real estate and accounts receivable and related assets. Borrowings under the 2011 Amended Credit Agreement were limited to a specified percentage of eligible inventories and accounts receivable and accrued interest, at the election of the Company, at Base Rate or LIBO Rate, plus, in each case, an Applicable Margin (each term as defined in the 2011 Amended Credit Agreement). In addition, the Company has the option to request an increase in commitments under the 2011 Amended Credit Agreement by up to $300,000, subject to certain restrictions.

The 2011 Amended Credit Agreement requires Availability (as defined in the 2011 Amended Credit Agreement) to be greater than the greater of (i) 10% of the Loan Cap (as defined in the 2011 Amended Credit Agreement) and (ii) $50,000. In addition, the 2011 Amended Credit Agreement contains covenants that limit, among other things, the Company’s ability to incur indebtedness, create liens, make investments, make restricted payments, merge or acquire assets, and contains default provisions that are typical for this type of financing, among other things. Proceeds from the 2011 Amended Credit Facility are used for general corporate purposes, including seasonal working capital needs.

As a result of the 2011 Amended Credit Agreement, $6,580 of deferred financing fees related to the 2009 Credit Facility were written off in fiscal 2011, and included in net interest expenses. The remaining unamortized deferred costs of $16,341 and new charges of $10,180 relating to the Company’s 2011 Amended Credit Facility were deferred and are being amortized over the five-year term of the 2011 Amended Credit Facility.

On September 30, 2009, the Company had entered into the 2009 Credit Agreement, under which the lenders committed to provide up to $1,000,000 in commitments under a four-year asset-backed revolving credit facility (the 2009 Credit Facility), which was secured by eligible inventory and accounts receivable and related assets. Borrowings under the 2009 Credit Agreement were limited to a specified percentage of eligible inventories and accounts receivable and accrued interest, at the election of the Company, at Base Rate or LIBO Rate, plus, in each case, an Applicable Margin (each term as defined in the 2009 Credit Agreement). In addition, the Company had the option to request the increase in commitments under the 2009 Credit Agreement by up to $300,000, subject to certain restrictions.

Selected information related to the Company’s 2012 Amended Credit Facility, 2011 Amended Credit Facility and 2009 Credit Facility:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Credit facility at period end	$324,200	313,100	260,400
Average balance outstanding during the period	$306,038	338,971	107,504
Maximum borrowings outstanding during the period	$582,000	622,800	512,500
Weighted average interest rate during the period	3.34%	4.30%	4.38%
Interest rate at end of period	3.32%	5.13%	4.13%

Fees expensed with respect to the unused portion of the 2012 Amended Credit Facility, 2011 Amended Credit Facility and 2009 Credit Facility were $3,343, $5,466 and $4,198 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

The Company has no agreements to maintain compensating balances.

Stock-Based Compensation	12 Months Ended
Apr. 28, 2012
Stock-Based Compensation
3.	Stock-Based Compensation

The Company maintains three share-based incentive plans: the 1996 Incentive Plan, the 2004 Incentive Plan and the 2009 Incentive Plan. Prior to June 2, 2009, the Company issued restricted stock and stock options under the 1996 and 2004 Incentive Plans. On June 2, 2009, the Company’s shareholders approved the 2009 Incentive Plan. Under the 2009 Incentive Plan, the Company has issued restricted stock units, restricted stock and stock options. The maximum number of shares issuable under the 2009 Incentive Plan is 950,000, plus shares that remain available under the Company’s shareholder-approved 2004 Incentive Plan. At April 28, 2012, there were approximately 1,001,440 shares of common stock available for future grants under the 2009 Incentive Plan.

A restricted stock award is an award of common stock that is subject to certain restrictions during a specified period. Restricted stock awards are independent of option grants and are generally subject to forfeiture if employment terminates prior to the release of the restrictions. The grantee cannot transfer the shares before the restricted shares vest. Shares of unvested restricted stock have the same voting rights as common stock, are entitled to receive dividends and other distributions thereon and are considered to be currently issued and outstanding. The Company’s restricted stock awards vest over a period of one to five years. The Company expenses the cost of the restricted stock awards, which is determined to be the fair market value of the shares at the date of grant, straight-line over the period during which the restrictions lapse. For these purposes, the fair market value of the restricted stock is determined based on the closing price of the Company’s common stock on the grant date.

A restricted stock unit is a grant valued in terms of the Company’s common stock, but no stock is issued at the time of grant. The restricted stock units may be redeemed for one share of common stock each once vested. Restricted stock units are generally subject to forfeiture if employment terminates prior to the release of the restrictions. The grantee cannot transfer the units except in very limited circumstances and with the consent of the compensation committee. Shares of unvested restricted stock units have no voting rights but are entitled to receive dividends and other distributions thereon. The Company’s restricted stock units vest over a period of one to five years. The Company expenses the cost of the restricted stock units, which is determined to be the fair market value of the shares at the date of grant, straight-line over the period during which the restrictions lapse. For these purposes, the fair market value of the restricted stock is determined based on the closing price of the Company’s common stock on the grant date.

The Company uses the Black-Scholes option-pricing model to value the Company’s stock options for each stock option award. Using this option-pricing model, the fair value of each stock option award is estimated on the date of grant. The fair value of the Company’s stock option awards, which are generally subject to pro-rata vesting annually over four years, is expensed on a straight-line basis over the vesting period of the stock options. The expected volatility assumption is based on traded options volatility of the Company’s stock over a term equal to the expected term of the option granted. The expected term of stock option awards granted is derived from historical exercise experience under the Company’s stock option plans and represents the period of time that stock option awards granted are expected to be outstanding. The expected term assumption incorporates the contractual term of an option grant, which is ten years, as well as the vesting period of an award, which is generally pro-rata vesting annually over four years. The risk-free interest rate is based on the implied yield on a U.S. Treasury constant maturity with a remaining term equal to the expected term of the option granted.

The Company recognizes stock-based compensation costs, net of estimated forfeitures, for only those shares expected to vest on a straight-line basis over the requisite service period of the award. The Company estimates the forfeiture rates based on its historical experience.

The weighted average assumptions relating to the valuation of the Company’s stock options for fiscal years 2012 and 2010 are shown below. No stock options were granted during fiscal 2011.

Fiscal Year	2012	2010
Weighted average fair value of grants	$9.85	$5.72
Volatility	78.52%	41.30%
Risk-free interest rate	0.92%	2.59%
Expected life	5 years	5 years
Expected dividend yield	0.00%	4.53%

Stock-Based Compensation Activity

The following table presents a summary of the Company’s stock option activity:

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance, May 2, 2009	5,561	$20.14	3.83 years	$33,633
Granted	500	22.07
Exercised	(313)	13.96
Forfeited	(250)	30.69

Balance, May 1, 2010	5,498	20.19	3.49 years	$13,782
Exercised	(1,024)	16.83
Forfeited	(598)	20.57

Balance, April 30, 2011	3,876	21.02	3.40 years	—
Granted	1,563	15.70
Exercised	(92)	11.89
Forfeited	(1,487)	21.86

Balance, April 28, 2012	3,860	$18.76	5.70 years	$574

Vested and expected to vest in the future at April 28, 2012	3,860	$18.76	5.70 years	$574
Exercisable at April 28, 2012	2,132	$20.74	2.68 years	$515
Available for grant at April 28, 2012	1,001

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on the last trading day of the related fiscal year and the exercise price, multiplied by the related in-the-money options) that would have been received by the option holders had they exercised their options at the end of the fiscal year. This amount changes based on the market value of the Company’s common stock. Total intrinsic value of options exercised for fiscal 2012, fiscal 2011 and fiscal 2010 (based on the difference between the Company’s stock price on the exercise date and the respective exercise price, multiplied by the number of options exercised) was $521, $124 and $2,321, respectively.

As of April 28, 2012, there was $20,384 of total unrecognized compensation expense related to unvested stock options granted under the Company’s share-based compensation plans. That expense is expected to be recognized over a weighted average period of 3.4 years.

The Company’s Chief Executive Officer was granted 500,000 stock options, with an exercise price of $22.07 per share, on April 1, 2010 and a grant of 1,000,000 stock options, with an exercise price of $16.00 per share, was approved on December 9, 2011. However, the Company subsequently determined that 500,000 of the stock options approved on December 9, 2011 were not validly granted pursuant to the Company’s 2009 Incentive Plan because they exceeded the limit on the number of options that may be granted to any individual participant within any 36-month period. Accordingly, the attempted grant of these excess options was ineffective, and they were never granted to the Company’s Chief Executive Officer. The estimated liability recorded for the invalid grant in the quarter was not significant.

The following table presents a summary of the Company’s restricted stock activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, May 2, 2009	1,235	$30.86
Granted	1,647	21.93
Vested	(429)	33.18
Forfeited	(123)	30.41

Balance, May 1, 2010	2,330	24.15
Granted	684	16.65
Vested	(435)	27.99
Forfeited	(154)	24.76

Balance, April 30, 2011	2,425	21.31
Granted	83	13.23
Vested	(1,073)	22.78
Forfeited	(51)	21.52

Balance, April 28, 2012	1,384	$19.68

Total fair value of shares of restricted stock that vested during fiscal 2012, fiscal 2011 and fiscal 2010 was $14,067, $6,163 and $9,408, respectively. As of April 28, 2012, there was $21,561 of unrecognized stock-based compensation expense related to nonvested restricted stock awards. That cost is expected to be recognized over a weighted average period of 1.4 years.

The following table presents a summary of the Company’s restricted stock unit activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, April 30, 2011	—	$—
Granted	969	16.64
Forfeited	(5)	18.59

Balance, April 28, 2012	964	$16.63

No restricted stock units were granted prior to fiscal 2012 and there were no vestings during fiscal 2012. As of April 28, 2012, there was $14,200 of unrecognized stock-based compensation expense related to nonvested restricted stock units. That cost is expected to be recognized over a weighted average period of 3.1 years.

For fiscal 2012, fiscal 2011 and fiscal 2010, stock-based compensation expense of $20,775, $20,978 and $15,723, respectively, is included in selling and administrative expenses.

Receivables, Net	12 Months Ended
Apr. 28, 2012
Receivables, Net
4.	Receivables, Net

Receivables represent customer, private and public institutional and government billings, credit/debit card, advertising, landlord and other receivables due within one year as follows:

	April 28, 2012	April 30, 2011
Trade accounts	$91,476	81,577
Credit/debit card receivables	36,042	42,982
Advertising	3,911	5,877
Receivables from landlords for leasehold improvements	374	867
Other receivables	28,694	18,991

Total receivables, net	$160,497	150,294

Other Long-Term Liabilities	12 Months Ended
Apr. 28, 2012
Other Long-Term Liabilities
5.	Other Long-Term Liabilities

Other long-term liabilities consist primarily of deferred rent and obligations under the Junior Seller Note (see Notes 14 and 19). The Company provides for minimum rent expense over the lease terms (including the build-out period) on a straight-line basis. The excess of such rent expense over actual lease payments (net of tenant allowances) is classified as deferred rent. Other long-term liabilities also include accrued pension liabilities, store closing expenses and long-term deferred revenues. The Company had the following long-term liabilities at April 28, 2012, April 30, 2011 and May 1, 2010:

	April 28, 2012	April 30, 2011
Deferred Rent	$220,875	271,451
Junior Seller Note (see Note 14 and Note 19)	150,000	150,000
Other	34,190	27,196

Total long-term liabilities	$405,065	448,647

Fair Values of Financial Instruments	12 Months Ended
Apr. 28, 2012
Fair Values of Financial Instruments
6.	Fair Values of Financial Instruments

In accordance with ASC 820, Fair Value Measurements and Disclosures, the fair value of an asset is considered to be the price at which the asset could be sold in an orderly transaction between unrelated knowledgeable and willing parties. A liability’s fair value is defined as the amount that would be paid to transfer the liability to a new obligor, not the amount that would be paid to settle the liability with the creditor. Assets and liabilities recorded at fair value are measured using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

Level 1 –	Observable inputs that reflect quoted prices in active markets

Level 2 –	Inputs other than quoted prices in active markets that are either directly or indirectly observable

Level 3 –	Unobservable inputs in which little or no market data exists, therefore requiring the Company to develop its own assumptions

The following table presents the changes in Level 3 contingent consideration liability:

Acquisition of Fictionwise
Beginning balance, May 2, 2009	$8,165
Payments	(2,612)
Losses	1,712

Balance, May 1, 2010	$7,265
Payments	(7,508)
Losses	243

Balance, April 30, 2011 and April 28, 2012	$—

Fair Value of Financial Instruments

The Company’s financial instruments, other than those presented in the disclosures above, include cash, receivables, other investments and accounts payable. The fair values of cash, receivables, and accounts payable approximated carrying values because of the short-term nature of these instruments. The Company believes that its 2012 Amended Credit Facility approximates fair value since interest rates are adjusted to reflect current rates. The Company believes that the terms and conditions of the remaining Seller Notes is consistent with comparable market debt issues.

Net Earnings (Loss) Per Share	12 Months Ended
Apr. 28, 2012
Net Earnings (Loss) Per Share
7.	Net Earnings (Loss) Per Share

In accordance with ASC 260-10-45, Share-Based Payment Arrangements and Participating Securities and the Two-Class Method, the Company’s unvested restricted shares, unvested restricted stock units and shares issuable under the Company’s deferred compensation plan are considered participating securities. During periods of net income, the calculation of earnings per share for common stock are reclassified to exclude the income attributable to the unvested restricted shares, unvested restricted stock units and shares issuable under the Company’s deferred compensation plan from the numerator and exclude the dilutive impact of those shares from the denominator.

During periods of net loss, no effect is given to the participating securities because they do not share in the losses of the Company. Due to the net loss during fiscal 2012 and 2011, participating securities in the amounts of 3,463 and 3,228, respectively, were excluded in the calculation of loss per share using the two-class method because the effect would be antidilutive. The Company’s outstanding stock options and accretion/payments of dividends on preferred shares were also excluded from the calculation of loss per share using the two-class method because the effect would be antidilutive.

The following is a reconciliation of the Company’s basic and diluted earnings per share calculation:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Numerator for basic earnings (loss) per share:
Income (loss) attributable to Barnes & Noble, Inc.	$(68,867)	(73,920)	36,676
Preferred stock dividends	(11,044)	—	—
Accretion of dividends on preferred stock	(894)	—	—
Less allocation of earnings and dividends to participating securities	—	—	(1,279)

Net income (loss) available to common shareholders	$(80,805)	(73,920)	35,397
Numerator for diluted earnings (loss) per share:
Net income (loss) available to common shareholders	$(80,805)	(73,920)	35,397
Effect of dilutive options	—	—	(10)

Net income (loss) available to common shareholders	$(80,805)	(73,920)	35,387
Denominator for basic and diluted earnings (loss) per share:
Basic weighted average common shares	57,337	56,588	55,344
Average dilutive options	—	—	809

Diluted weighted average common shares	57,337	56,588	56,153
Basic earnings (loss) per common share
Net income (loss) attributable to Barnes & Noble, Inc. available for common shareholders	$(1.41)	(1.31)	0.64
Diluted earnings (loss) per common share
Net income (loss) attributable to Barnes & Noble, Inc. available for common shareholders	$(1.41)	(1.31)	0.63

Employees' Retirement and Defined Contribution Plans	12 Months Ended
Apr. 28, 2012
Employees' Retirement and Defined Contribution Plans
8.	Employees’ Retirement and Defined Contribution Plans

As of December 31, 1999, substantially all employees of the Company were covered under a noncontributory defined benefit pension plan (the Pension Plan). As of January 1, 2000, the Pension Plan was amended so that employees no longer earn benefits for subsequent service. Effective December 31, 2004, the Barnes & Noble.com Employees’ Retirement Plan (the B&N.com Retirement Plan) was merged with the Pension Plan. Substantially all employees of Barnes & Noble.com were covered under the B&N.com Retirement Plan. As of July 1, 2000, the B&N.com Retirement Plan was amended so that employees no longer earn benefits for subsequent service. Subsequent service continues to be the basis for vesting of benefits not yet vested at December 31, 1999 and June 30, 2000 for the Pension Plan and the B&N.com Retirement Plan, respectively, and the Pension Plan will continue to hold assets and pay benefits. The actuarial assumptions used to calculate pension costs are reviewed annually. Pension expense was $1,970, $2,558 and $1,951 for fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

The Company maintains a defined contribution plan (the Savings Plan) for the benefit of substantially all employees. Total Company contributions charged to employee benefit expenses for the Savings Plan were $15,273, $14,212 and $12,954 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. In addition, the Company provides certain health care and life insurance benefits (the Postretirement Plan) to retired employees, limited to those receiving benefits or retired as of April 1, 1993. Total Company contributions charged to employee benefit expenses for the Postretirement Plan were $150, $150 and ($111) during fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

Income Taxes	12 Months Ended
Apr. 28, 2012
Income Taxes
9.	Income Taxes

The Company files a consolidated federal return with all subsidiaries owned 80% or more. Federal and state income tax provisions (benefits) for fiscal 2012, fiscal 2011 and fiscal 2010 are as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Current:
Federal	$6,228	(47,825)	51,343
State	3,602	(2,441)	14,192

Total current	9,830	(50,266)	65,535

Deferred:
Federal	(28,504)	8,057	(45,903)
State	(9,066)	(6,443)	(11,267)

Total deferred	(37,570)	1,614	(57,170)

Total	$(27,740)	(48,652)	8,365

Reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	4.4	4.8	3.8
Additions to unrecognized tax benefits	(1.0)	(2.5)	11.2
Reductions to unrecognized tax benefits	0.7	1.3	(31.8)
Excess 162(m) limitation (a)	(9.3)	—	—
Other, net	(1.1)	1.1	0.4

Effective income tax rate	28.7%	39.7%	18.6%

(a)	Relates to 162(m) compensation in excess of limitation for the current year and prior year.

The tax effects of temporary differences that give rise to significant components of the Company’s deferred tax assets and liabilities as of April 28, 2012 and April 30, 2011 are as follows:

	April 28, 2012	April 30, 2011
Deferred tax liabilities:
Investment in Barnes & Noble.com	$(95,051)	(95,051)
Property & equipment	(63,216)	(57,156)
Goodwill and intangible asset amortization	(233,322)	(236,845)
Prepaid expenses	(7,827)	(7,125)
Other	(6,226)	(4,861)

Total deferred tax liabilities	(405,642)	(401,038)

Deferred tax assets:
Loss and credit carryovers	75,817	57,751
Lease transactions	30,043	32,986
Estimated accruals	88,823	52,868
Stock-based compensation	9,946	11,508
Insurance liability	11,105	11,396
Pension	11,953	10,254
Inventory	19,674	18,996
Investments in equity securities	1,282	1,282

Total deferred tax assets	248,643	197,041

Net deferred tax liabilities	$(156,999)	(203,997)

Balance Sheet caption reported in:
Prepaid expenses and other current assets	$111,775	76,135
Deferred tax liabilities	(268,774)	(280,132)

Net deferred tax liabilities	$(156,999)	(203,997)

At April 28, 2012, the Company had federal and state net operating loss carryforwards (NOLs) of approximately $86,000 that expire beginning in 2018 through 2022, the utilization of which is limited to approximately $6,700 on an annual basis. Additionally, the Company had approximately $37,000 of federal NOLs and $134,000 of state NOLs that have no annual limitation and expire beginning in 2030 through 2031. These NOLs account for $57,773 of the $75,817 of loss and credit carryover deferred tax assets at April 28, 2012, with the remainder relating primarily to other state NOLs and federal credits.

As of April 28, 2012, the Company had $17,032 of unrecognized tax benefits, all of which, if recognized, would affect the Company’s effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2012, fiscal 2011 and fiscal 2010 is as follows:

Balance at May 2, 2009	$24,541
Additions for tax positions of the current period	2,457
Additions for tax positions of prior periods	2,563
Other reductions for tax positions of prior periods	(14,293)

Balance at May 1, 2010	$15,268

Additions for tax positions of the current period	1,809
Additions for tax positions of prior periods	1,199
Reductions due to settlements	(508)
Other reductions for tax positions of prior periods	(1,053)

Balance at April 30, 2011	$16,715

Additions for tax positions of prior periods	993
Reductions due to settlements	(228)
Other reductions for tax positions of prior periods	(448)

Balance at April 28, 2012	$17,032

The Company’s continuing practice is to recognize interest and penalties related to income tax matters in income tax expense. As of April 28, 2012 and April 30, 2011, the Company had accrued $3,897 and $3,236, respectively, for net interest and penalties, which is included in the $17,032 and $16,715 of unrecognized tax benefits noted above. The change in the amount accrued for net interest and penalties includes $974 in additions for net interest and penalties recognized in income tax expense in the Company’s fiscal 2012 statement of operations.

The Company is subject to U.S. federal income tax as well as income tax in jurisdictions of each state having an income tax. The tax years that remain subject to examination are primarily from fiscal 2007 and forward. Some earlier years remain open for a small minority of states.

Intangible Assets and Goodwill	12 Months Ended
Apr. 28, 2012
Intangible Assets and Goodwill
10.	Intangible Assets and Goodwill

		As of April 30, 2011
Amortizable intangible assets	Useful Life	Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$257,410	$(17,962)	$239,448
Author contracts	10	18,461	(15,204)	3,257
Technology	5-10	5,850	(1,624)	4,226
Distribution contracts	10	8,325	(4,304)	4,021
Other	3-10	4,639	(3,924)	715

		$294,685	$(43,018)	$251,667

Unamortizable intangible assets
Trade name				$293,400
Copyrights				175
Publishing contracts				21,336

				$314,911

		As of April 28, 2012
Amortizable intangible assets	Useful Life	Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$271,938	$(32,398)	$239,540
Author contracts	10	18,461	(17,049)	1,412
Technology	5-10	5,850	(2,427)	3,423
Distribution contracts	10	8,325	(4,932)	3,393
Other	3-10	6,178	(4,628)	1,550

		$310,751	$(61,433)	$249,318

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				21,336

				$314,736

All amortizable intangible assets are being amortized over their useful life on a straight-line basis, with the exception of certain items such as customer relationships and other acquired intangibles, which are amortized on an accelerated basis.

Aggregate Amortization Expense:
For the 52 weeks ended April 28, 2012	$18,415
For the 52 weeks ended April 30, 2011	$14,512
For the 52 weeks ended May 1, 2010	$11,350

Estimated Amortization Expense:
(12 months ending on or about April 30)
2013	$19,464
2014	$17,213
2015	$13,277
2016	$11,241
2017	$10,875

The changes in the carrying amount of goodwill by segment for fiscal 2012 are as follows:

	B&N Retail Segment	B&N College Segment	B&N.com Segment	NOOK Segment	Total Company
Balance as of May 1, 2010	$254,471	274,070	—	—	$528,541
Benefit of excess tax amortization (a)	—	—	(4,428)	—	(4,428)
Re-allocation of Goodwill (b)	(29,135)	—	29,135	—	—

Balance as of April 30, 2011	$225,336	274,070	24,707	—	$524,113
Benefit of excess tax amortization (a)	—	—	(4,428)	—	(4,428)
Re-allocation of Goodwill (c)	—	—	(20,279)	20,279	—

Balance as of April 28, 2012	$225,336	274,070	—	20,279	$519,685

(a)	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company’s income tax return.
(b)	Due to the increased focus on the internet and digital businesses, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, the Company determined that it has three operating segments: B&N Retail, B&N College and B&N.com. As a result of this evaluation, $29,135 of goodwill was re-allocated between B&N Retail and B&N.com segments.
(c)	Prior to April 28, 2012, the Company reported an operating segment titled B&N.com, which included both its NOOK digital business and eCommerce operations. Due to the increased focus on the digital business and the Company’s recently developed ability to review the digital business separate from its eCommerce business, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, during the fourth quarter of fiscal 2012, the Company created a new segment titled NOOK to report upon its digital business, moving the eCommerce business into the B&N Retail segment. The Company’s three operating segments are: B&N Retail, B&N College and NOOK. As a result of this evaluation, $20,279 of goodwill was re-allocated between B&N.com and NOOK segments.

On October 17, 2011, the Company finalized the purchase of certain intellectual property assets from the Borders Group, Inc. Chapter 11 Bankruptcy for $14,528 including acquisition related fees. These intellectual property assets include a customer list, trade names and URLs. The Company accounted for the transaction as an asset purchase, and these assets are included on its consolidated balance sheet as Intangible Assets. The intangible assets are being amortized on an accelerated basis over a three year period, commencing October 17, 2011. Amortization expense related to the acquisition of these assets for fiscal 2012 was $3,935.

Microsoft Investment	12 Months Ended
Apr. 28, 2012
Microsoft Investment
11.	Microsoft Investment

On April 27, 2012, the Company entered into an investment agreement among the Company, Morrison Investment Holdings, Inc. (Morrison), and Microsoft Corporation (Microsoft) pursuant to which the Company will form a Delaware limited liability company (NewCo), and transfer to NewCo the Company’s digital device, digital content and college bookstore businesses and NewCo will sell to Morrison, and Morrison will purchase, 300,000 convertible preferred membership interests in NewCo (Series A Preferred) for an aggregate purchase price of $300,000.

Concurrently with its entry into this agreement, the Company has also entered into a commercial agreement with Microsoft, pursuant to which, among other things, NewCo will develop and distribute a Windows 8 application for e-reading and digital content purchases, and an intellectual property license and settlement agreement with Microsoft and Microsoft Licensing GP.

The closing conditions are set forth in the definitive documents between the parties. While there can be no assurance that the transaction will close or close by a particular date certain, the Company is actively pursuing work in connection with the closing conditions and is working to try and complete the required conditions prior to the required date set forth in the definitive agreement.

Investment Agreement

Pursuant to the agreement, Microsoft would invest $300,000 in NewCo in exchange for 300,000 Series A Preferred interest, representing approximately 17.6% of the common membership interest in NewCo on an as-converted basis. Following Microsoft’s investment, the Company would retain the common membership interest in NewCo, representing approximately 82.4% of the common membership interests in NewCo (after giving effect to the conversion of the Series A Preferred interests into common membership interests).

Commercial Agreement

Under the commercial agreement, NewCo will develop certain applications for Windows 8 for purchasing the consumption of digital reading content. The commercial agreement also requires NewCo to use its good faith efforts to undertake an international expansion of the digital business.

As part of the commercial agreement, NewCo and Microsoft would share in the revenues, net of certain items, from digital content purchased from NewCo by customers using the NewCo Windows 8 applications or through certain Microsoft products and services that may be developed in the future and are designed to interact with the NewCo online bookstore. Microsoft will make certain nonrefundable advance payments to NewCo in connection with such revenue sharing. For each of the first three years after the launch of such application for Windows 8, these advance payments would be equal to $60,000 per year. These advance payments would be subject to deferral under certain circumstances. Microsoft would also pay to NewCo $25,000 each year for the first five years of the term for purposes of assisting NewCo in acquiring local digital reading content and technology development in the performance of NewCo’s obligations under the commercial agreement.

Settlement and License Agreement

The patent agreement provides for Microsoft and its subsidiaries to license to the Company and its affiliates certain intellectual property in exchange for royalty payments based on sales of certain devices. Additionally, the Company and Microsoft will dismiss certain outstanding patent litigation between the Company, Microsoft and their respective affiliates in accordance with the settlement and license agreement.

Liberty Investment	12 Months Ended
Apr. 28, 2012
Liberty Investment
12.	Liberty Investment

On August 18, 2011, the Company entered into an investment agreement between the Company and Liberty GIC, Inc. (Liberty), a subsidiary of Liberty Media Corporation, pursuant to which the Company issued and sold to Liberty, and Liberty purchased, 204,000 shares of the Company’s Series J Preferred Stock, par value $0.001 per share (Preferred Stock), for an aggregate purchase price of $204,000, in a private placement exempt from the registration requirements of the 1933 Act. The shares of Preferred Stock will be convertible, at the option of the holders, into shares of Common Stock representing 16.6% of the Common Stock outstanding as of August 29, 2011, (after giving pro forma effect to the issuance of the Preferred Stock), based on the initial conversion rate. The initial conversion rate reflects an initial conversion price of $17.00 and is subject to adjustment in certain circumstances. The initial dividend rate for the Preferred Stock is equal to 7.75% per annum of the initial liquidation preference of the Preferred Stock, to be paid quarterly and subject to adjustment in certain circumstances. The Preferred Stock is mandatorily redeemable on August 18, 2021 and may be redeemed at the discretion of the Company anytime after August 17, 2016. Starting August 18, 2013, if the closing price of the Common Stock exceeds 150% of the then-applicable conversion price of the Preferred Stock for 20 consecutive trading days, the Company may require conversion of all the Preferred Stock to Common Stock.

The holders of the Preferred Stock have the same voting rights as holders of the Company Common Stock and are entitled to elect one or two directors to the board of directors of the Company as long as certain Preferred Share ownership requirements are met.

The entry into the investment agreement and the issuance and sale of the Preferred Stock was approved by the Company’s Board of Directors following a recommendation made by a Special Committee of the Board of Directors. The terms, rights, obligations and preferences of the Preferred Stock are set forth in a Certificate of Designations of the Company, which was filed with the Secretary of State of the State of Delaware on August 18, 2011. On August 18, 2011, the Company amended the Rights Agreement to reflect the issuance of the Preferred Stock.

The Preferred Stock does not meet the categories of ASC 480-10, Distinguishing Liabilities from Equity, and is therefore reported as temporary equity for classification purposes. The related issuance costs, which include advisory, legal and accounting fees, of $12,621 were recorded in temporary equity as a reduction of the proceeds from the Liberty investment. The Company will be required to accrete these fees on a straight line basis as dividends over the ten year term. This is in line with ASC 480-10-S99 for SEC registrants, which requires shares to be classified outside of permanent equity as temporary equity or mezzanine equity when there are events not solely within the control of the issuer that could trigger redemption. The Company has determined that the various embedded options did not require bifurcation from the Preferred Stock. Additionally, the Company concluded that a beneficial conversion feature did not exist as the effective conversion price was greater than the Company’s share price on the commitment date.

Acquisition of Noncontrolling Interest	12 Months Ended
Apr. 28, 2012
Acquisition of Noncontrolling Interest
13.	Acquisition of Noncontrolling Interest

Sterling Publishing had a 50% joint venture interest in Begin Smart LLC (Begin Smart), to develop, sell, and distribute books for infants, toddlers, and children under the brand name BEGIN SMART®. During fiscal 2011, the Company purchased the remaining 50% outside interest in Begin Smart for $300. 100% of Begin Smart results of operations for the period subsequent to the Begin Smart acquisition date are included in the consolidated financial statements.

Acquisition of B&N College	12 Months Ended
Apr. 28, 2012
Acquisition of B&N College
14.	Acquisition of B&N College

On September 30, 2009, the Company completed the acquisition of B&N College from Leonard Riggio and Louise Riggio (Sellers) pursuant a Stock Purchase Agreement dated as of August 7, 2009 among the Company and the Sellers. Mr. Riggio is the Chairman of the Company’s Board of Directors and a significant stockholder. As part of the transaction, the Company acquired the Barnes & Noble trade name that had been owned by B&N College and licensed to the Company.

On September 30, 2009, in connection with the closing of the Acquisition described above, the Company issued the Sellers (i) a senior subordinated note in the principal amount of $100,000, payable in full on December 15, 2010, with interest of 8% per annum payable on the unpaid principal amount (the Senior Seller Note) and (ii) a junior subordinated note in the principal amount of $150,000, payable in full on the fifth anniversary of the closing of the Acquisition, with interest of 10% per annum payable on the unpaid principal amount (the Junior Seller Note; and together with the Senior Seller Note, the Seller Notes). On December 22, 2009, the Company consented to the pledge and assignment of the Senior Seller Note by the Sellers as collateral security. The Senior Seller Note was paid on its scheduled due date, December 15, 2010.

The purchase price paid to the Sellers was $596,000, consisting of $346,000 in cash and $250,000 in Seller Notes. However, the cash paid to the Sellers was reduced by $82,352 in cash bonuses paid by B&N College to 192 members of its management team and employees, not including Leonard Riggio. The Company financed the Acquisition through $250,000 of seller financing, $150,000 from the 2009 Credit Facility and the remainder from both the Company’s and B&N College’s cash on hand.

Pursuant to a settlement agreed to on June 13, 2012 and described in Note 18, the Sellers have agreed to waive $22,750 of the purchase price by waiving a corresponding principal amount (and interest on) of the Junior Seller Note, subject to receipt of court approval.

The Acquisition was accounted for as a business purchase pursuant to Accounting Standards Codification (ASC) 805, Business Combinations (ASC 805). Acquisition-related expenses totaled $10,400 and have been recorded as selling and administrative expenses in the Company’s consolidated statement of operations in fiscal 2010. As required by ASC 805-20, the Company allocated the purchase price to assets and liabilities based on their estimated fair value at the Acquisition date. The following table represents the allocation of the purchase price to the acquired net assets and resulting adjustment to goodwill:

Cash Paid	$263,648
Seller Notes	250,000

Fair value of total consideration	$513,648

Allocation of purchase price:
Current assets	$609,786
Non-current assets	114,683
Trade name	245,000
Customer relationships	255,000
Goodwill	274,070

Total assets acquired	$1,498,539
Deferred taxes	234,631
Liabilities assumed	750,260

$513,648

Acquired intangible assets consisted primarily of the trade name and customer relationships.

Trade Name

The Company previously licensed the “Barnes & Noble” trade name from B&N College under certain agreements. The Acquisition gave the Company exclusive ownership of its trade name. The estimated fair value ascribed to the trade name of $245,000 represents solely the estimated incremental value acquired as part of the Acquisition, which is not representative of the value of the “Barnes & Noble” trade name taken as a whole. The trade name has been classified as an unamortizable intangible asset.

Customer Relationships

The estimated fair value of customer relationships of B&N College is $255,000. Customers are comprised of existing college and university contractual relationships at the date of the Acquisition.

Amortization of Fair Value Ascribed to Customer Relationships

Historical customer attrition rates imply a life of 50 years; however, the useful life was shortened to 25 years since the majority of the value of discounted cash flows are captured in this period. The $255,000 is being amortized evenly over the 25-year period. The Company recorded $10,200, $10,200 and $5,950 in amortization related to these intangibles during the 52 weeks ended April 28, 2012, April 30, 2011 and May 1, 2010, respectively.

The Company also recorded a short-term deferred tax liability of $26,810 and a long-term deferred tax liability of $207,821 related to the difference between the book basis and the tax basis of the net assets acquired. In addition, the Company stepped up the value of other assets and liabilities, resulting in goodwill of $272,879, which is not deductible for income tax purposes.

Shareholders' Equity	12 Months Ended
Apr. 28, 2012
Shareholders' Equity
15.	Shareholders’ Equity

On November 17, 2009, the Board of Directors of the Company declared a dividend, payable to stockholders of record on November 27, 2009 of one right (a Right) per each share of outstanding Common Stock of the Company, par value $0.001 per share (Common Stock), to purchase 1/1000th of a share of Series I Preferred Stock, par value $0.001 per share, of the Company (the Preferred Stock), at a price of $100.00 per share (such amount, as may be adjusted from time to time as provided in the Rights Agreement described below, the Purchase Price). In connection therewith, on November 17, 2009, the Company entered into a Rights Agreement, dated November 17, 2009 (as amended February 17, 2010, June 23, 2010, October 29, 2010 and August 18, 2011 and as may be further amended from time to time, the Rights Agreement) with Mellon Investor Services LLC, as Rights Agent. The Rights will be exercisable upon the earlier of (i) such date the Company learns that a person or group, without Board approval, acquires or obtains the right to acquire beneficial ownership of 20% or more of the Company’s outstanding common stock or a person or group that already beneficially owns 20% or more of the Company’s outstanding common stock at the time the Rights Agreement was entered into, without Board approval, acquires any additional shares (other than pursuant to the Company’s compensation or benefit plans) (any person or group specified in this sentence, an Acquiring Person) and (ii) such date a person or group announces an intention to commence or following the commencement of (as designated by the Board) a tender or exchange offer which could result in the beneficial ownership of 20% or more of the Company’s outstanding common stock. The Rights will expire on November 17, 2012, unless earlier redeemed or canceled by the Company. If a person or group becomes an Acquiring Person, each Rights holder (other than the Acquiring Person) will be entitled to receive, upon exercise of the Right and payment of the Purchase Price, that number of 1/1000ths of a share of Preferred Stock equal to the number of shares of Common Stock which at the time of the applicable triggering transaction would have a market value of twice the Purchase Price. In the event the Company is acquired in a merger or other business combination by an Acquiring Person, or 50% or more of the Company’s assets are sold to an Acquiring Person, each Right will entitle its holder (other than an Acquiring Person) to purchase common shares in the surviving entity at 50% of the market price.

On May 15, 2007, the Company’s Board of Directors authorized a stock repurchase program for the purchase of up to $400,000 of the Company’s common stock. The maximum dollar value of common stock that may yet be purchased under the current program is approximately $2,471 as of April 28, 2012. Stock repurchases under this program may be made through open market and privately negotiated transactions from time to time and in such amounts as management deems appropriate. As of April 28, 2012, the Company has repurchased 33,722,264 shares at a cost of approximately $1,058,282 under its stock repurchase programs. The repurchased shares are held in treasury.

Commitments and Contingencies	12 Months Ended
Apr. 28, 2012
Commitments and Contingencies
16.	Commitments and Contingencies

The Company leases retail stores, warehouse facilities, office space and equipment. Substantially all of the B&N Retail stores are leased under noncancelable agreements which expire at various dates through 2036 with various renewal options for additional periods. The agreements, which have been classified as operating leases, generally provide for both minimum and percentage rentals and require the Company to pay insurance, taxes and other maintenance costs. Percentage rentals are based on sales performance in excess of specified minimums at various stores.

B&N College’s contracts are typically for five to ten years, although some extend beyond ten years. Many contracts have a 90 to 120 day cancellation right by B&N College, or by the college or university, without penalty.

Rental expense under operating leases is as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Minimum rentals	$382,386	394,199	363,373
Percentage rentals	107,127	102,735	40,324

	$489,513	496,934	403,697

Future minimum annual rentals, excluding percentage rentals, required under B&N Retail leases that had initial, noncancelable lease terms greater than one year, and under B&N College leases as of April 28, 2012 are:

Fiscal Year	(a)
2013	$405,484
2014	357,907
2015	287,659
2016	238,840
2017	193,447
After 2017	464,397

$1,947,734

(a)	Includes B&N College capital lease obligations of $1,005, $1,000, $744, $234, $20 and $0 for 2013, 2014, 2015, 2016, 2017 and after 2017, respectively.

The Company provides for minimum rent expense over the lease terms (including the build-out period) on a straight-line basis. The excess of such rent expense over actual lease payments (net of tenant allowances) is reflected primarily in other long-term liabilities in the accompanying balance sheets.

On June 26, 2008, the Company exercised its purchase option under a lease on one of its distribution facilities located in South Brunswick, New Jersey from the New Jersey Economic Development Authority. Under the terms of the lease expiring in June 2011, the Company purchased the distribution facility and equipment for approximately $21,000. Subsequently, on December 29, 2011, the Company sold the distribution facility in South Brunswick, New Jersey for $18,000, which resulted in a loss of $2,178.

Segment Reporting	12 Months Ended
Apr. 28, 2012
Segment Reporting
17.	Segment Reporting

Prior to year-end, the Company reported an operating segment titled B&N.com which included both its digital business and eCommerce operations. Due to the increased focus on the digital business and the Company’s recently developed ability to review the digital business separate from its eCommerce business, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, during the fourth quarter of fiscal 2012 the Company has determined that the segment previously referred to as B&N.com is no longer applicable and has created a new segment titled NOOK to report upon its digital business, moving the eCommerce business (i.e., sales of physical merchandise over the Internet) into the B&N Retail segment. Also as a result of this assessment, certain corporate office and other costs have been allocated to all three segments. The Company’s three operating segments are: B&N Retail, B&N College and NOOK.

B&N Retail

This segment includes 691 bookstores as of April 28, 2012, primarily under the Barnes & Noble Booksellers trade name. The 691 Barnes & Noble stores generally offer a NOOK® department/Boutique/Counter, a comprehensive trade book title base, a café, a Children’s department, a Toys & Games department, a DVDs/BluRay department, a music department, a magazine department, and bargain department and a calendar of ongoing events, including author appearances and children’s activities. The B&N Retail segment also includes the Company’s eCommerce website, barnesandnoble.com, and the publishing operation, Sterling Publishing.

B&N College

This segment includes 647 stores as of April 28, 2012, that are primarily school-owned stores operated under contracts by B&N College. The 647 B&N College stores generally sell textbooks and course-related materials, emblematic apparel and gifts, trade books, computer products, NOOK® products and related accessories, school and dorm supplies, and convenience and café items.

NOOK

This segment represents the Company’s digital business, including the development and support of the Company’s NOOK product offerings. The digital business includes digital content such as eBooks, digital newsstand, apps and sales of NOOK® devices and accessories to third party distribution partners, B&N Retail and B&N College.

Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$4,852,913	$4,926,834	$4,947,469
B&N College (a)	1,743,662	1,778,159	833,648
NOOK	933,471	695,182	105,435
Elimination	(400,847)	(401,610)	(78,798)

Total	$7,129,199	$6,998,565	$5,807,754

Sales by Product Line	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
Media (b)	66%	70%	80%
Digital (c)	15%	11%	2%
Other (d)	19%	19%	18%

Total	100%	100%	100%

Depreciation and Amortization	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$162,693	$164,934	$170,777
B&N College (a)	45,343	43,148	24,863
NOOK	24,631	20,565	12,134

Total	$232,667	$228,647	$207,774

Operating Profit/(Loss)	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$154,436	$94,132	$157,591
B&N College (a)	70,604	70,298	(3,713)
NOOK	(286,343)	(229,689)	(80,632)

Total	$(61,303)	$(65,259)	$73,246

Capital Expenditures	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$87,596	$62,299	$93,988
B&N College (a)	40,479	35,004	13,716
NOOK	35,477	13,199	20,075

Total	$163,552	$110,502	$127,779

Total Assets (e)	As of April 28, 2012	As of April 30, 2011
B&N Retail	$2,416,318	$2,183,959
B&N College	972,860	1,170,891
NOOK	376,071	241,616

Total	$3,765,249	$3,596,466

(a)	Includes only the financial information of B&N College since the date of the Acquisition on September 30, 2009.
(b)	Includes tangible books, music, movies, rentals and newsstand.
(c)	Includes NOOK, related accessories, eContent and warranties.
(d)	Includes toys & games, café products, gifts and miscellaneous other.
(e)	Excludes intercompany balances.

A reconciliation of operating  profit from reportable segments to income (loss) from continuing operations before taxes in the consolidated financial statements is as follows:

	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
Reportable segments operating profit (loss)	$(61,303)	$(65,259)	$73,246
Interest expense, net and amortization of deferred financing costs	(35,304)	(57,350)	(28,237)

Consolidated income (loss) from continuing operations before taxes	$(96,607)	$(122,609)	$45,009

Legal Proceedings	12 Months Ended
Apr. 28, 2012
Legal Proceedings
18.	Legal Proceedings

The Company is involved in a variety of claims, suits, investigations and proceedings that arise from time to time in the ordinary course of its business, including actions with respect to contracts, intellectual property, taxation, employment, benefits, securities, personal injuries and other matters. The results of these proceedings in the ordinary course of business are not expected to have a material adverse effect on the Company’s consolidated financial position or results of operations.

The Company records a liability when it believes that it is both probable that a liability will be incurred, and the amount of loss can be reasonably estimated. The Company evaluates, at least quarterly, developments in its legal matters that could affect the amount of liability that has been previously accrued and makes adjustments as appropriate. Significant judgment is required to determine both probability and the estimated amount of a loss or potential loss. The Company may be unable to reasonably estimate the reasonably possible loss or range of loss for a particular legal contingency for various reasons, including, among others: (i) if the damages sought are indeterminate; (ii) if proceedings are in the early stages; (iii) if there is uncertainty as to the outcome of pending proceedings (including motions and appeals); (iv) if there is uncertainty as to the likelihood of settlement and the outcome of any negotiations with respect thereto; (v) if there are significant factual issues to be determined or resolved; (vi) if the proceedings involve a large number of parties; (vii) if relevant law is unsettled or novel or untested legal theories are presented; or (viii) if the proceedings are taking place in jurisdictions where the laws are complex or unclear. In such instances, there is considerable uncertainty regarding the ultimate resolution of such matters, including a possible eventual loss, if any. With respect to the legal matters described below, the Company has determined, based on its current knowledge, that the amount of loss or range of loss, that is reasonably possible including any reasonably possible losses in excess of amounts already accrued, is not reasonably estimable. However, legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond the Company’s control. As such, there can be no assurance that the final outcome of these matters will not materially and adversely affect the Company’s business, financial condition, results of operations, or cash flows.

The following is a discussion of the material legal matters involving the Company.

Minor v. Barnes & Noble Booksellers, Inc. et al.

On May 1, 2009, a purported class action complaint was filed against B&N Booksellers, Inc. in the Superior Court for the State of California alleging wage payments by instruments in a form that did not comply with the requirements of the California Labor Code, allegedly resulting in impermissible wage payment reductions and calling for imposition of statutory penalties. The complaint also alleges a violation of the California Labor Code’s Private Attorneys General Act and seeks restitution of such allegedly unpaid wages under California’s unfair competition law, and an injunction compelling compliance with the California Labor Code. The complaint alleges two subclasses of 500 and 200 employees, respectively (there may be overlap among the subclasses), but contains no allegations concerning the number of alleged violations or the amount of recovery sought on behalf of the purported class. The Court granted preliminary approval of the settlement on November 22, 2011 and granted final approval of the settlement on April 6, 2012.

In re Barnes & Noble Stockholder Derivative Litigation (Consolidated Cases Formerly Captioned Separately as: Louisiana Municipal Police Employees Retirement System v. Riggio et al.; Southeastern Pennsylvania Transportation Authority v. Riggio et al.; City of Ann Arbor Employees’ Retirement System v. Riggio et al.; Louise Schuman v. Riggio et al.; Virgin Islands Government Employees’ Retirement System v. Riggio et al.; Electrical Workers Pension Fund, Local 103, I.B.E.W. v. Riggio et al.)

Between August 17, 2009 and August 31, 2009, five putative shareholder derivative complaints were filed in Delaware Court of Chancery against the Company’s directors. The complaints generally allege breach of fiduciary duty, waste of corporate assets and unjust enrichment in connection with the Company’s entry into a definitive agreement to purchase Barnes & Noble College Booksellers, which was announced on August 10, 2009 (the Transaction). The complaints generally seek damages in favor of the Company in an unspecified amount; costs, fees and interest; disgorgement; restitution; and equitable relief, including injunctive relief. On September 1, 2009, the Delaware Court of Chancery issued an Order of Consolidation consolidating the five lawsuits (the Consolidated Cases) and directing plaintiffs to file a consolidated amended complaint. In a related development, on August 27, 2009, the Company received a demand pursuant to Delaware General Corporation Law, Section 220, on behalf of the Electrical Workers Pension Fund, Local 103, I.B.E.W., a shareholder, seeking to inspect certain books and records related to the Transaction. On September 18, 2009, this shareholder filed a shareholder derivative complaint in Delaware Court of Chancery against certain of the Company’s directors alleging breach of fiduciary duty and unjust enrichment and seeking to enjoin the consummation of the Transaction. On October 6, 2009, the plaintiffs in the Consolidated Cases filed a motion seeking to consolidate the later-filed sixth case with the Consolidated Cases. On November 3, 2009, a Consolidated Complaint was filed in the Consolidated Cases. On December 11, 2009, the court entered an order consolidating all actions and appointing co-lead counsel for plaintiffs. The Company and defendants filed motions to dismiss the Consolidated Complaint on January 12, 2010. Plaintiffs filed an Amended Consolidated Complaint on March 16, 2010. The Company and defendants filed motions to dismiss the Amended Consolidated Complaint on April 30, 2010. Plaintiffs filed their response to the motion to dismiss on June 2, 2010. Oral argument on the motions to dismiss was held on October 21, 2010. Following those arguments, the Court denied the Company’s motion to dismiss, denied in part and granted in part the motion to dismiss filed by Defendants Leonard Riggio, Stephen Riggio and Lawrence Zilavy, and denied in part and granted in part the motion to dismiss filed by the remaining defendants, dismissing all claims asserted against Directors George Campbell, Jr. and Patricia Higgins. All defendants except Leonard Riggio moved for summary judgment on December 21, 2011. Briefing on those motions was completed by March 2, 2012. The Court ruled on those motions on March 27, 2012, denying summary judgment as to Defendants Lawrence Zilavy and Michael Del Giudice and granting summary judgment as to, and dismissing all claims against, Defendants Stephen Riggio, Irene R. Miller, Margaret T. Monaco and William Dillard, II. On June 13, 2012, all remaining defendants agreed to settle all remaining claims, subject to receipt of court approval (the Settlement). In the Settlement, the sellers in the Transaction have agreed to waive $22,750 of the purchase price by waiving a corresponding principal amount (and interest on) of the Junior Seller Note issued by the Company to the sellers as part of the purchase price of the Transaction. If the Settlement Agreement is approved by the Delaware Court of Chancery, the Consolidated Cases will be dismissed, on the merits, with prejudice. Upon approval, the $22,750 reduction in purchase price will be recorded as a credit to additional paid in capital.

Whitney Parker v. Leonard Riggio, et al. (formerly Stephen Strugala v. Leonard Riggio, et. al.)

On December 21, 2010, a complaint was filed in the United States District Court for the Southern District of New York by Stephen Strugala against the Company’s current directors and former directors Lawrence Zilavy and Michael Del Giudice. The complaint is purportedly brought both directly, on behalf of a putative class of shareholders, and derivatively, on behalf of the Company. The complaint generally alleges breaches of fiduciary duties, waste and unjust enrichment in connection with the Company’s acquisition of Barnes & Noble College Booksellers, the adoption of the Shareholder Rights Plan, and other unspecified instances of alleged mismanagement and alleged wrongful conduct. The complaint also generally alleges violations of Section 14(a) of the 1934 Act in connection with the issuance of various proxy statements by the Company. The complaint generally seeks declaratory and equitable relief, including injunctive relief, and costs and fees. On January 19, 2011, the Court granted the parties’ Stipulation and Order. On February 18, 2011, the plaintiff filed a Notice of Voluntary Dismissal of Claim, dismissing without prejudice his putative class claim for violations of Section 14(a) of the 1934 Act. On March 8, 2011, defendants filed a motion to dismiss all claims in the litigation. On October 4, 2011, the Court granted defendants’ motion to dismiss, but also granted plaintiff leave to replead within 30 days. On November 3, 2011, plaintiff requested a pre-motion conference with the Court to discuss an anticipated motion to substitute a new plaintiff, Ms. Whitney Parker, for Mr. Strugala, and simultaneously filed an amended complaint on behalf of Ms. Parker containing substantially the same claims asserted in Mr. Strugala’s original complaint. The Court held a pre-motion conference on December 9, 2011, at which the parties agreed that Ms. Parker could be substituted for Mr. Strugala without prejudice to any of defendants’ rights. On January 20, 2012, defendants moved to dismiss the amended complaint. Briefing on that motion was completed on May 4, 2012.

Lina v. Barnes & Noble, Inc., and Barnes & Noble Booksellers, Inc. et al.

On August 5, 2011, a purported class action complaint was filed against Barnes & Noble, Inc. and Barnes & Noble Booksellers, Inc. in the Superior Court for the State of California making the following allegations against defendants with respect to salaried Store Managers at Barnes & Noble stores located in the State of California from the period of August 5, 2007 to present: (1) failure to pay wages and overtime; (2) failure to pay for missed meal and/or rest breaks; (3) waiting time penalties; (4) failure to pay minimum wage; (5) failure to provide reimbursement for business expenses; and (6) failure to provide itemized wage statements. The claims are generally derivative of the allegation that these salaried managers were improperly classified as exempt from California’s wage and hour laws. The complaint contains no allegations concerning the number of any such alleged violations or the amount of recovery sought on behalf the purported class. The Company was served with the complaint on August 11, 2011. On August 30, 2011, the Company filed an answer in state court, and on August 31, 2011 it removed the action to federal court pursuant to the Class Action Fairness Act of 2005, 28 U.S.C. § 1332(d). On October 28, 2011, the district court granted plaintiff’s motion to remand the action back to state court, over the Company’s opposition. On November 7, 2011, the Company petitioned the Ninth Circuit for an appeal of the district court’s remand order. The Ninth Circuit affirmed the district court’s remand order on May 18, 2012.

Barnes & Noble, Inc. and Barnesandnoble.com llc v. LSI Corporation and Agere Systems, Inc.

On June 6, 2011, Barnes & Noble, Inc. filed a complaint against LSI Corporation (LSI ) in the United States District Court for the Northern District of California, Case No. 11-CV-2709 EMC. The complaint sought a declaratory judgment that Barnes & Noble, Inc. does not infringe U.S. Patent Nos. 5,546,420; 5,670,730; 5,862,182; 5,920,552; 6,044,073; 6,119,091; 6,404,732; 6,452,958; 6,707,867 and 7,583,582. Barnes & Noble, Inc. amended the complaint on August 10, 2011 to add barnesandnoble.com llc as a plaintiff, to add Agere Systems, Inc. (Agere) as a defendant, to add a cause of action seeking a declaratory judgment that neither Barnes & Noble, Inc. nor barnesandnoble.com llc infringes U.S. Patent No. 7,477,633, and to add causes of action seeking a declaratory judgment that each of the eleven patents-in-suit is invalid. On November 1, 2011, LSI and Agere answered the amended complaint and asserted counterclaims against Barnes & Noble, Inc. and barnesandnoble.com llc, alleging infringement of the eleven patents-in-suit. On November 28, 2011, Barnes & Noble, Inc. and barnesandnoble.com llc answered the counterclaims and asserted several affirmative defenses, including the defense that seven of the patents-in-suit are unenforceable as a result of standard-setting misconduct. The Court has set certain pretrial dates in the case, including a claim construction hearing on March 12, 2013. The Court has not yet set a trial date in the case.

Dustin Torrez, an individual, on behalf of himself and all others similarly situated v. Barnes & Noble, Inc.

On October 11, 2011, a complaint was filed in the Superior Court for the State of California, County of San Francisco against the Company. The complaint is styled as a California state-wide class action. It alleges violations of California Civil Code section 1747.08 (the Song-Beverly Credit Card Act of 1971) due to the Company’s alleged improper requesting and recording of zip codes from California customers who used credit cards as payment. The Summons and Complaint have not been served on the Company.

Kevin Khoa Nguyen, an individual, on behalf of himself and all others similarly situated v. Barnes & Noble, Inc.

On April 17, 2012, a complaint was filed in the Superior Court for the State of California, County of Orange against the Company. The complaint is styled as a nationwide class action and includes a California state-wide subclass based on alleged cancellations of orders for HP TouchPad Tablets placed on the Company’s website in August 2011. The lawsuit alleges claims for unfair business practices and false advertising under both New York and California state law, violation of the Consumer Legal Remedies Act under California law, and breach of contract. The complaint demands specific performance of the alleged contracts to sell HP TouchPad Tablets at a specified price, injunctive relief, and monetary relief, but does not specify an amount. The Company submitted its initial response to the complaint on May 18, 2012.

Certain Relationships and Related Transactions	12 Months Ended
Apr. 28, 2012
Certain Relationships and Related Transactions
19.	Certain Relationships and Related Transactions

The Company believes that the transactions and agreements discussed below (including renewals of any existing agreements) between the Company and related third parties are at least as favorable to the Company as could have been obtained from unrelated parties at the time they were entered into. The Audit Committee of the Board of Directors utilizes procedures in evaluating the terms and provisions of proposed related party transactions or agreements in accordance with the fiduciary duties of directors under Delaware law. The Company’s related party transaction procedures contemplate Audit Committee review and approval of all new agreements, transactions or courses of dealing with related parties, including any modifications, waivers or amendments to existing related party transactions. The Company tests to ensure that the terms of related party transactions are at least as favorable to the Company as could have been obtained from unrelated parties at the time of the transaction. The Audit Committee considers, at a minimum, the nature of the relationship between the Company and the related party, the history of the transaction (in the case of modifications, waivers or amendments), the terms of the proposed transaction, the Company’s rationale for entering the transaction and the terms of comparable transactions with unrelated third parties. In addition, management and internal audit annually analyzes all existing related party agreements and transactions and reviews them with the Audit Committee.

The Company completed the Acquisition of B&N College from Leonard Riggio and Louise Riggio (Sellers) on September 30, 2009 (see Note 14). Mr. Riggio is the Chairman of the Company’s Board of Directors and a significant stockholder. The Company is a party to a Stock Purchase Agreement dated as of August 7, 2009 among the Company and the Sellers. As part of the Acquisition, the Company acquired the Barnes & Noble trade name that had been owned by B&N College and licensed to the Company (described below). The purchase price paid to the Sellers was $596,000, consisting of $346,000 in cash and $250,000 in Seller Notes (described below). However, the cash paid to the Sellers was reduced by approximately $82,352 in cash bonuses paid by B&N College to 192 members of its management team and employees (Bonus Recipients), not including Leonard Riggio. Pursuant to the terms of the Purchase Agreement, prior to the closing of the Acquisition, B&N College distributed to the Sellers certain assets that are not related to B&N College’s core business, including common stock in the Company. In connection with such distribution, 667,058 shares of the common stock in the Company previously held by B&N College were transferred to certain of the Bonus Recipients. The Company financed the Acquisition through $250,000 of Seller Notes, $150,000 from the 2009 Credit Facility and the remainder from both the Company’s and B&N College’s cash on hand.

In connection with the closing of the Acquisition, the Company issued the Sellers (i) a senior subordinated note in the principal amount of $100,000, payable in full on December 15, 2010, with interest of 8% per annum payable on the unpaid principal amount (the Senior Seller Note), and (ii) a junior subordinated note in the principal amount of $150,000 (the Junior Seller Note), payable in full on the fifth anniversary of the closing of the Acquisition, with interest of 10% per annum payable on the unpaid principal amount. The Senior Seller Note was paid on its scheduled due date, December 15, 2010. The Senior Seller Note was unsecured and subordinated to the obligations under the 2009 Credit Facility and certain other senior obligations. The Company had the right to prepay the Senior Seller Note at any time without premium or penalty to the extent not prohibited by senior debt documents, provided that the Company did not have the right to prepay the Junior Seller Note until the Senior Seller Note had been repaid in full. On December 22, 2009, the Company consented to the pledge and assignment of the Senior Seller Note by the Sellers as collateral security. The Junior Seller Note was and is unsecured and subordinated to the obligations under the 2009 Credit Facility, the 2011 Amended Credit Facility and the 2012 Amended Credit Facility, as applicable, as well as certain other senior obligations. The Company may prepay the Junior Seller Note at any time without premium or penalty to the extent not prohibited by the 2012 Amended Credit Facility and senior debt documents. Pursuant to a settlement agreed to on June 13, 2012 and described in Note 18, the Sellers have agreed to waive $22,750 of the purchase price by waiving a corresponding principal amount (and interest on) of the Junior Seller Note, subject to receipt of court approval.

Also in connection with the Acquisition, and as set forth in the Purchase Agreement, B&N College made a tax distribution payment of $54,997 to the Sellers related to taxes imposed on the Sellers’ pro rata share of B&N College S corporation taxable earnings from January 1, 2009 through the date of Acquisition.

The Company paid COBRA benefits for certain former employees and family members that were on the B&N College health benefit plan (prior to the Acquisition). Leonard Riggio has reimbursed the Company $140 to cover such costs, based upon standard COBRA rates, for the period subsequent to Acquisition through fiscal 2010.

In connection with the Acquisition, B&N College and the Company amended and restated B&N College’s existing long-term supply agreement (Supply Agreement) with MBS Textbook Exchange, Inc. (MBS), which is majority owned by Leonard Riggio, Stephen Riggio (formerly the Company’s Vice Chairman and Chief Executive Officer) and other members of the Riggio family. MBS is a new and used textbook wholesaler, which also sells textbooks online and provides bookstore systems and distant learning distribution services. Pursuant to the Supply Agreement, which has a term of ten years, and subject to availability and competitive terms and conditions, B&N College will continue to purchase new and used printed textbooks for a given academic term from MBS prior to buying them from other suppliers, other than in connection with student buy-back programs. MBS pays B&N College commissions based on the volume of textbooks sold to MBS each year and with respect to the textbook requirements of certain distance learning programs that MBS fulfills on B&N College’s behalf. MBS paid B&N College $10,941, $13,031 and $7,014 related to these commissions in fiscal 2012, fiscal 2011 and fiscal 2010 from the date of Acquisition, respectively. In addition, the Supply Agreement contains restrictive covenants that limit the ability of B&N College and the Company to become a used textbook wholesaler and that place certain limitations on MBS’s business activities. B&N College and Barnes & Noble.com also entered into an agreement with MBS in fiscal 2011 pursuant to which MBS agrees to purchase at the end of a given semester certain agreed upon textbooks which B&N College and Barnes & Noble.com shall have rented to students during such semester. Total sales to MBS under this program were $13,339 and $506 for fiscal 2012 and fiscal 2011, respectively. In addition, B&N College entered into an agreement with MBS in fiscal 2011 pursuant to which MBS purchases books from B&N College, which have no resale value for a flat rate per box. Total sales to MBS under this program were $364 and $427 for fiscal 2012 and fiscal 2011, respectively.

The Company purchases new and used textbooks at market prices directly from MBS. Total purchases were $101,980, $102,573 and $24,186 for fiscal 2012, fiscal 2011 and fiscal 2010, respectively. MBS sells used books through the Barnes & Noble.com dealer network. Barnes & Noble.com earned a commission of $4,661, $5,474 and $3,115 on the MBS used book sales in fiscal 2012, fiscal 2011 and fiscal 2010, respectively. In addition, Barnes & Noble.com hosts pages on its website through which Barnes & Noble.com customers are able to sell used books directly to MBS. Barnes & Noble.com is paid a fixed commission on the price paid by MBS to the customer. Total commissions paid to Barnes & Noble.com were $160, $184 and $172 for fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

In fiscal 2010, the Company’s wholly owned subsidiary Barnes & Noble Bookquest LLC (Bookquest) entered into an agreement with TXTB.com LLC (TXTB), a subsidiary of MBS, pursuant to which the marketplace database of third party sellers on the Barnes & Noble.com website was made available on the TXTB website. In fiscal 2012, Bookquest was merged into Barnes & Noble.com. Barnes & Noble.com receives a fee from third party sellers for sales of marketplace items and, upon receipt of such fee, Barnes & Noble.com remits a separate fee to TXTB for any marketplace items sold on the TXTB website. Total commissions paid to TXTB were $559, $775 and $0 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. Outstanding amounts payable to TXTB were $6, $8 and $33 for fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

In fiscal 2011, Barnes & Noble.com entered into an agreement with TXTB pursuant to which Barnes & Noble.com became the exclusive provider of trade books to TXTB customers through www.textbooks.com. TXTB receives a commission from Barnes & Noble.com on each purchase by a TXTB customer. Total commissions paid to TXTB were $148 and $0 during fiscal 2012 and fiscal 2011. Outstanding amounts payable to TXTB were $1 and $4 for fiscal 2012 and fiscal 2011.

Prior to the Acquisition, the Company licensed the “Barnes & Noble” name under a royalty-free license agreement dated February 11, 1987, as amended, from B&N College. Barnes & Noble.com licensed the “Barnes & Noble” name under a royalty-free license agreement, dated October 31, 1998, as amended, between Barnes & Noble.com and B&N College (the License Agreement). Pursuant to the License Agreement, Barnes & Noble.com had been granted an exclusive license to use the “Barnes & Noble” name and trademark in perpetuity for the purpose of selling books over the Internet (excluding sales of college textbooks). Under a separate agreement dated as of January 31, 2001 (the Textbook License Agreement), between Barnes & Noble.com, B&N College and Textbooks.com, Barnes & Noble.com was granted the right to sell college textbooks over the Internet using the “Barnes & Noble” name. Pursuant to the Textbook License Agreement, Barnes & Noble.com paid Textbooks.com a royalty on revenues (net of product returns, applicable sales tax and excluding shipping and handling) realized by Barnes & Noble.com from the sale of books designated as textbooks. Royalty expense was $3,431 during fiscal 2010 prior to the Acquisition, under the terms of the Textbook License Agreement. During fiscal 2010, subsequent to the closing of the Acquisition, Textbooks.com paid $146 to B&N College for funds that were received by Textbooks.com and were earned by B&N College. In connection with the closing of the Acquisition, the Company terminated the Textbook License Agreement and as a result no longer pays a royalty with respect to online textbook sales.

In fiscal 2010, the Company entered into an Aircraft Time Sharing Agreement with LR Enterprises Management LLC (LR Enterprises), which is owned by Leonard Riggio and Louise Riggio, pursuant to which LR Enterprises granted the Company the right to use a jet aircraft owned by it on a time-sharing basis in accordance with, and subject to the reimbursement of certain operating costs and expenses as provided in, the Federal Aviation Regulations (FAR). Such operating costs were $1,015, $932 and $429 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. LR Enterprises is solely responsible for the physical and technical operation of the aircraft, aircraft maintenance and the cost of maintaining aircraft liability insurance, other than insurance obtained for the specific flight as requested by the Company, as provided in the FAR. Prior to the Acquisition, the Company used a jet aircraft owned by B&N College and paid for the costs and expenses of operating the aircraft based upon the Company’s usage. Such costs which included fuel, insurance and other costs were $113 during fiscal 2010 prior to the Acquisition, and were included in the accompanying consolidated statements of operations.

The Company has leases for two locations for its corporate offices with related parties: the first location is leased from an entity in which Leonard Riggio has a majority interest and expires in 2013; the second location is leased from an entity in which Leonard Riggio has a minority interest and expires in 2016. The space was rented at an aggregate annual rent including real estate taxes of approximately $4,843, $4,868 and $4,889 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

The Company leases one of its B&N College stores from a partnership owned by Leonard and Stephen Riggio, pursuant to a lease expiring in 2014. Rent of $862, $862 and $512 was paid during fiscal 2012, fiscal 2011 and fiscal 2010 from the date of the Acquisition, respectively.

The Company leases an office/warehouse from a partnership in which Leonard Riggio has a 50% interest, pursuant to a lease expiring in 2023. The space was rented at an annual rent of $759, $763 and $759 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. Net of subtenant income, the Company paid $376, $246 and $241 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

Prior to the Acquisition, the Company leased retail space in a building in which B&N College subleased space from the Company, pursuant to a sublease expiring in 2020. Pursuant to such sublease, the Company charged B&N College $347 for such subleased space and other operating costs incurred on its behalf during fiscal year 2010 prior to the Acquisition. The amount paid by B&N College to the Company exceeded the cost per square foot paid by the Company to its unaffiliated third-party landlord.

Prior to the Acquisition, the Company reimbursed B&N College certain operating costs B&N College incurred on the Company’s behalf. These charges were $71 during fiscal 2010 prior to the Acquisition. Prior to the Acquisition, B&N College purchased inventory, at cost plus an incremental fee, of $25,187 from the Company during fiscal 2010 prior to the Acquisition. Also prior to the Acquisition, B&N College reimbursed the Company $2,700 for fiscal year 2010 prior to the Acquisition for capital expenditures, business insurance and other operating costs incurred on its behalf.

GameStop Corp. (GameStop), a company in which Leonard Riggio was a member of the Board of Directors and is a minority shareholder, operates departments within some of the Company’s bookstores. GameStop pays a license fee to the Company in an amount equal to 7% of the gross sales of such departments, which totaled $871, $989 and $1,061 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. GameStop sold new and used video games and consoles on the Barnes & Noble.com website up until May 1, 2011, when the agreement between GameStop and Barnes & Noble.com terminated. Barnes & Noble.com received a commission on sales made by GameStop. For fiscal 2012, fiscal 2011 and fiscal 2010, the commission earned by Barnes & Noble.com was $1 (from residual activity after the agreement terminated), $356 and $334, respectively. Until June 2005, GameStop participated in the Company’s workers’ compensation, property and general liability insurance programs. The costs incurred by the Company under these programs were allocated to GameStop based upon GameStop’s total payroll expense, property and equipment, and insurance claim history. GameStop reimbursed the Company for these services $3, $51 and $128 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. Although GameStop secured its own insurance coverage, costs are continuing to be incurred by the Company on insurance claims which were made under its programs prior to June 2005 and any such costs applicable to insurance claims against GameStop will be charged to GameStop at the time incurred.

The Company is provided with national freight distribution, including trucking services by Argix Direct Inc. (Argix), a company in which a brother of Leonard and Stephen Riggio owns a 20% interest, pursuant to a transportation agreement expiring in 2014 (following an automatic renewal of the agreement by its terms in 2012 for an additional two-year term, although at all times the agreement requires a two-year notice to terminate). The Company paid Argix $14,414, $15,890 and $16,536 for such services during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. At the time of the agreement, the cost of freight delivered to the stores by Argix was comparable to the prices charged by publishers and the Company’s other third party freight distributors. However, due to higher contracted fuel surcharge and transportation costs, Argix’s rates were higher than the Company’s other third party freight distributors. As a result, the Company amended its existing agreement with Argix effective January 1, 2009. The amendment provides the Company with a $3,000 annual credit to its freight and transportation costs for the remaining life of the existing agreement. The $3,000 annual credit expired with the April 1, 2012 renewal of the agreement. Argix provides B&N College with transportation services under a separate agreement that expired and was renewed in 2011. The renewed agreement expires in 2013. The Company believes that the transportation costs that B&N College paid to Argix are comparable to the transportation costs charged by third party distributors. B&N College paid Argix $1,294, $1,477 and $658 for such services during fiscal 2012, fiscal 2011 and fiscal 2010 from the date of Acquisition, respectively. Argix also leased office and warehouse space from the Company in Jamesburg, New Jersey, pursuant to a lease expiring in 2011. This lease was renewed for additional space in 2011. However, the Company subsequently sold the warehouse on December 29, 2011 (see Note 16). The Company charged Argix $1,514, $2,719 and $2,646 for such leased space and other operating costs incurred on its behalf prior to the sale of the warehouse during fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

The Company used Source Interlink Companies, Inc. (Source Interlink) as its primary supplier of music and DVD/video, as well as magazines and newspapers. Leonard Riggio is an investor in an investment company that formerly owned a minority interest in Source Interlink. Pursuant to the confirmation order of the United States Bankruptcy Court of the District of Delaware, as of June 19, 2009 (the Discharge Date) the equity interests held by the then owners of Source Interlink were discharged, cancelled, released and extinguished. The Company paid Source Interlink $33,979 for merchandise purchased at market prices during fiscal 2010 prior to the Discharge Date. In addition, Source Interlink purchases certain data related to magazine sales of the Company. Source Interlink paid the Company $20 during fiscal 2010 prior to the Discharge Date.

The Company uses Digital on Demand as its provider of music and video database equipment and services. Leonard Riggio owns a minority interest in Digital on Demand through the same investment company through which he owned a minority interest in Source Interlink. The Company paid Digital on Demand $185, $1,932 and $2,593 for music and video database equipment and services during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. This agreement was terminated on May 31, 2011.

On August 18, 2011, the Company entered into an investment agreement between the Company and Liberty GIC, Inc. (Liberty), a subsidiary of Liberty Media Corporation (Liberty Media), pursuant to which the Company issued and sold to Liberty, and Liberty purchased, 204,000 shares of the Company’s Series J Preferred Stock, par value $0.001 per share, for an aggregate purchase price of $204,000 in a private placement exempt from the registration requirements of the 1933 Act (see Note 12).

In fiscal 2012, the Company entered into agreements with third parties who sell Barnes & Noble products through QVC and Home Shopping Network (HSN), affiliates of Liberty Media. The Liberty entity that indirectly holds the Barnes & Noble investment (Liberty Media) is a separate public company from the Liberty entity that owns QVC and HSN (Liberty Interactive). Liberty Media was split-off (the Split-Off) from Liberty Interactive on September 28, 2011. No products were sold to the third parties from August 18, 2011, the date of the investment through the date of the Split-Off. The Company purchases trade books, primarily craft/hobbies, from Leisure Arts, Inc. (Leisure Arts), a subsidiary of Liberty Interactive. Total purchases from Leisure Arts following the date of the Liberty investment and prior to the date of the Split-Off were $16. The Company also purchases Halloween costumes from BuySeasons Inc. (BuySeasons), a subsidiary of Liberty Interactive. Total purchases from BuySeasons following the date of the Liberty investment and prior to the date of the Split-Off were $33. On July 19, 2011, the Company renewed a one-year contract with Commerce Technologies, Inc. (Commerce Hub), a subsidiary of Liberty Interactive, who provides services to help facilitate and integrate sales with drop-ship vendors. Total fees paid to Commerce Hub following the date of the Liberty investment and prior to the date of the Split-Off were $22. The Company purchases textbooks from AI2, Inc. (AI2), a subsidiary of Liberty Interactive. There were no purchases from AI2 following the date of the Liberty investment and prior to the date of the Split-Off. The Company paid commissions to Liberty Interactive Advertising (LIA), a subsidiary of Liberty Interactive, who serves as the exclusive premium advertising sales agency for the Company. Total commissions paid to LIA following the date of the Liberty investment and prior to the date of the Split-Off were $5.

Dividends	12 Months Ended
Apr. 28, 2012
Dividends
20.	Dividends

The Company paid a dividend to preferred shareholders in the amount of $7,081 in fiscal 2012.

During fiscal 2011, the Company paid a dividend of $0.25 per share on June 30, 2010 to stockholders of record at the close of business on June 11, 2010, on September 30, 2010 to stockholders of record at the close of business on September 9, 2010, and on December 31, 2010 to stockholders of record at the close of business on December 10, 2010. On February 22, 2011, the Company announced that its Board of Directors was suspending its quarterly dividend payment of $0.25 per share. This provided the Company the financial flexibility to continue investing into its high growth digital strategies.

During fiscal 2010, the Company paid quarterly cash dividends of $0.25 per share on June 30, 2009 to stockholders of record at the close of business on June 9, 2009, on September 30, 2009 to stockholders of record at the close of business on September 9, 2009, on December 31, 2009 to stockholders of record at the close of business on December 10, 2009 and on March 31, 2010 to stockholders of record at the close of business on March 10, 2010.

Selected Quarterly Financial Information	12 Months Ended
Apr. 28, 2012
Selected Quarterly Financial Information
21.	Selected Quarterly Financial Information (Unaudited)

A summary of quarterly financial information for fiscal 2012, fiscal 2011 and fiscal 2010 is as follows:

Fiscal 2012 Quarter Ended On or About	July 2011	October 2011	January 2012	April 2012	Total Fiscal Year 2012
Sales	$1,418,404	1,891,961	2,439,124	1,379,710	7,129,199
Gross profit	$387,558	471,664	652,816	398,778	1,910,816

Net earnings (loss) attributable to Barnes & Noble, Inc.	$(56,606)	(6,563)	52,031	(57,729)	(68,867)
Basic earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$(0.99)	(0.17)	0.78	(1.08)	(1.41)
Diluted earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$(0.99)	(0.17)	0.71	(1.08)	(1.41)

Fiscal 2011 Quarter Ended On or About	July 2010	October 2010	January 2011	April 2011	Total Fiscal Year 2011
Sales	$1,395,842	1,904,146	2,323,780	1,374,797	6,998,565
Gross profit	$351,700	450,120	613,672	377,362	1,792,853

Net earnings (loss) attributable to Barnes & Noble, Inc.	$(62,518)	(12,568)	60,583	(59,416)	(73,920)
Basic earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$(1.12)	(0.22)	1.01	(1.04)	(1.31)
Diluted earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$(1.12)	(0.22)	1.00	(1.04)	(1.31)

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 28, 2012
Consolidation

Consolidation

The consolidated financial statements include the accounts of Barnes & Noble, Inc. and its wholly and majority-owned subsidiaries. Investments in affiliates in which ownership interests range from 20% to 50%, are accounted for under the equity method. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, the Company is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all short-term, highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.
Merchandise Inventories

Merchandise Inventories

Merchandise inventories are stated at the lower of cost or market. Cost is determined primarily by the retail inventory method under both the first-in, first-out (FIFO) basis and the last-in, first-out (LIFO) basis. B&N College’s textbook and trade book inventories are valued using the LIFO method, where the related reserve was not material to the recorded amount of the Company’s inventories or results of operations.

Market is determined based on the estimated net realizable value, which is generally the selling price. Reserves for non-returnable inventory are based on the Company’s history of liquidating non-returnable inventory.

The Company also estimates and accrues shortage for the period between the last physical count of inventory and the balance sheet date. Shortage rates are estimated and accrued based on historical rates and can be affected by changes in merchandise mix and changes in actual shortage trends.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and amortization. For financial reporting purposes, depreciation is computed using the straight-line method over estimated useful lives. For tax purposes, different methods are used. Maintenance and repairs are expensed as incurred, while major maintenance and remodeling costs are capitalized. Leasehold improvements are capitalized and amortized over the shorter of their estimated useful lives or the terms of the respective leases. Capitalized lease acquisition costs are being amortized over the lease terms of the underlying leases. Costs incurred in purchasing management information systems are capitalized and included in property and equipment. These costs are amortized over their estimated useful lives from the date the systems become operational.

Other Long-Lived Assets

Other Long-Lived Assets

The Company’s other long-lived assets include property and equipment and amortizable intangibles. At April 28, 2012, the Company had $622,655 of property and equipment, net of accumulated depreciation, and $249,318 of amortizable intangible assets, net of amortization, accounting for approximately 23.2% of the Company’s total assets. The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with Accounting Standards Codification (ASC) 360-10, Accounting for the Impairment or Disposal of Long-Lived Assets (ASC 360-10). The Company evaluates long-lived assets for impairment at the individual Barnes & Noble store level, except for B&N College long-lived assets, which are evaluated for impairment at the school contract combined store level, which is the lowest level at which individual cash flows can be identified. When evaluating long-lived assets for potential impairment, the Company will first compare the carrying amount of the assets to the individual store’s estimated future undiscounted cash flows. If the estimated future cash flows are less than the carrying amount of the assets, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the assets to the individual store’s fair value based on its estimated discounted future cash flows. If required, an impairment loss is recorded for that portion of the asset’s carrying value in excess of fair value. Impairment losses included in selling and administrative expenses totaled $11,747, $2,857, and $12,102 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively, and are related to individual store locations.

Goodwill and Unamortizable Intangible Assets

Goodwill and Unamortizable Intangible Assets

The costs in excess of net assets of businesses acquired are carried as goodwill in the accompanying consolidated balance sheets.

At April 28, 2012, the Company had $519,685 of goodwill and $314,736 of unamortizable intangible assets (those with an indefinite useful life), accounting for approximately 22.2% of the Company’s total assets. ASC 350-30, Goodwill and Other Intangible Assets, requires that goodwill and other unamortizable intangible assets no longer be amortized, but instead be tested for impairment at least annually or earlier if there are impairment indicators. The Company performs a two-step process for impairment testing of goodwill as required by ASC 350-30. The first step of this test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount. The second step (if necessary) measures the amount of the impairment. The Company completed its annual goodwill impairment test as of the first day of the third quarter of fiscal 2012. In performing the valuations, the Company used cash flows that reflected management’s forecasts and discount rates that included risk adjustments consistent with the current market conditions. Based on the results of the Company’s step one testing, the fair values of the B&N Retail, B&N College and B&N.com reporting units as of that date exceeded their carrying values; therefore, the second step of the impairment test was not required to be performed and no goodwill impairment was recognized. During the fourth quarter of fiscal 2012 the Company has determined that the segment previously referred to as B&N.com is no longer applicable and created a new segment titled NOOK to report upon its digital business, moving the eCommerce business (i.e., sales of physical merchandise over the Internet) into the B&N Retail segment. The Company’s three operating segments are: B&N Retail, B&N College and NOOK. As a result of this evaluation, $20,279 of goodwill was re-allocated between B&N Retail and NOOK segments. There were no subsequent indicators of impairment prior to or after the reallocation of goodwill.

The Company tests unamortizable intangible assets by comparing the fair value and the carrying value of such assets. The Company also completed its annual impairment tests for its other unamortizable intangible assets by comparing the estimated fair value to the carrying value of such assets and determined that no impairment was necessary. Changes in market conditions, among other factors, could have a material impact on these estimates, except for the Company’s publishing contracts.

Publishing contracts include the value of long-standing relationships with authors, agents and publishers established upon the Company’s acquisition of Sterling in 2003. Given Sterling’s strong history of maintaining such relationships, the Company believes they produce value indefinitely without an identifiable remaining useful life. However, given recent declines in the physical book business, these contracts were at risk of impairment as of its most recent impairment testing date and may be at risk in the future if declines in sales continue.

Deferred Charges

Deferred Charges

Costs incurred to obtain long-term financing are amortized over the terms of the respective debt agreements using the straight-line method, which approximates the interest method. Unamortized costs included in other noncurrent assets as of April 28, 2012 and April 30, 2011 were $21,522 and $26,525, respectively. Amortization expense included in interest and amortization of deferred financing fees was $5,381, $16,087, and $5,925 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

Revenue Recognition

Revenue Recognition

Revenue from sales of the Company’s products is recognized at the time of sale, other than those with multiple elements and FOB destination point shipping terms. The Company’s products are considered delivered once they have been shipped and title and risk of loss have transferred. While the majority of the Company’s shipping terms are FOB shipping point, there are certain third party distribution partners with shipping terms of FOB destination point. Certain of the Company sales agreements with these distribution partners contain rights of inspection or acceptance provisions as is standard in the Company’s industry. The Company accrues for estimated sales returns in the period in which the related revenue is recognized based on historical experience and industry standards. Sales taxes collected from retail customers are excluded from reported revenues. All of the Company’s sales are recognized as revenue on a “net” basis, including sales in connection with any periodic promotions offered to customers. The Company does not treat any promotional offers as expenses.

In accordance with ASC 605-25, Revenue Recognition, Multiple Element Arrangements and Accounting Standards Updates (ASU) 2009-13 and 2009-14, for multiple-element arrangements that involve tangible products that contain software that is essential to the tangible product’s functionality, undelivered software elements that relate to the tangible product’s essential software and other separable elements, the Company allocates revenue to all deliverables using the relative selling-price method. Under this method, revenue is allocated at the time of sale to all deliverables based on their relative selling price using a specific hierarchy. The hierarchy is as follows: vendor-specific objective evidence, third-party evidence of selling price, or best estimate of selling price. NOOK™ eBook Reader revenue (which includes revenue from the Company’s NOOK® products) is recognized at the segment point of sale.

The Company includes post-service customer support (PCS) in the form of software updates and potential increased functionality on a when-and-if-available basis, as well as wireless access and wireless connectivity with the purchase of NOOK® from the Company. Using the relative selling price described above, the Company allocates revenue based on the best estimate of selling price for the deliverables as no vendor-specific objective evidence or third-party evidence exists for any of the elements. Revenue allocated to NOOK® and the software essential to its functionality is recognized at the time of sale, provided all other conditions for revenue recognition are met. Revenue allocated to the PCS and the wireless access is deferred and recognized on a straight-line basis over the 2-year estimated life of NOOK®.

The average percentage of a NOOK®’s sales price that is deferred for undelivered items and recognized over its 2-year estimated life ranges between 2% and 5%, depending on the type of device sold. The amount of NOOK®-related deferred revenue as of April 28, 2012 and April 30, 2011 was $19,785 and $18,184, respectively. These amounts are classified on the Company’s balance sheet in accrued liabilities for the portion that is subject to deferral for one year or less and other long-term liabilities for the portion that is subject to deferral for more than one year.

The Company also pays certain vendors who distribute NOOK® a commission on the content sales sold through that device. The Company accounts for these transactions as a reduction in the sales price of the NOOK® based on historical trends of content sales and a liability is established for the estimated commission expected to be paid over the life of the product. The Company recognizes revenue of the content at the point of sale of the content. The Company records revenue from sales of digital content, sales of third-party extended warranties, service contracts and other products, for which the Company is not obligated to perform, and for which the Company does not meet the criteria for gross revenue recognition under ASC 605-45-45, Reporting Revenue Gross as a Principal versus Net as an Agent, on a net basis. All other revenue is recognized on a gross basis.

NOOK acquires the rights to distribute digital content from publishers and distributes the content on barnesandnoble.com, NOOK® devices and other eBookstore platforms. Certain digital content is distributed under an agency pricing model in which the publishers set fixed prices for eBooks and NOOK receives a fixed commission on content sold through the eBookstore. The majority of the Company’s eBook sales are sold under the agency model.

The Barnes & Noble Member Program offers members greater discounts and other benefits for products and services, as well as exclusive offers and promotions via e-mail or direct mail for an annual fee of $25.00, which is non-refundable after the first 30 days. Revenue is recognized over the twelve-month period based upon historical spending patterns for Barnes & Noble Members.

Research and Development Costs for Software Products

Research and Development Costs for Software Products

The Company follows the guidance in ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed. Capitalization of software development costs begins upon the establishment of technological feasibility and is discontinued when the product is available for sale. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and therefore research and development costs are generally expensed as incurred.

Advertising Costs

Advertising Costs

The costs of advertising are expensed as incurred during the year pursuant to ASC 720-35, Advertising Costs. Advertising costs charged to selling and administrative expenses were $116,388, $73,417, and $37,600 during fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

The Company receives payments and credits from vendors pursuant to co-operative advertising and other programs, including payments for product placement in stores, catalogs and online. In accordance with ASC 605-50-25-10, Customer’s Accounting for Certain Consideration Received from a Vendor, the Company classifies certain co-op advertising received as a reduction in costs of sales and occupancy. The gross advertising expenses noted above were completely offset by allowances received from vendors and the excess allowances received were recorded as a reduction of cost of goods sold or inventory, as appropriate.

Closed Store Expenses

Closed Store Expenses

When the Company closes or relocates a store, the Company charges unrecoverable costs to expense. Such costs include the net book value of abandoned fixtures and leasehold improvements and, when a store is closed prior to the expiration of the lease, a provision for future lease obligations, net of expected sublease recoveries. Costs associated with store closings of $551, $3,899, and $4,503 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively, are included in selling and administrative expenses in the accompanying consolidated statements of operations.

Net Earnings (Loss) Per Common Share

Net Earnings (Loss) Per Common Share

Basic earnings per share represent net earnings (loss) attributable to common shareholders divided by the weighted-average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the impact of common shares issuable upon exercise of the Company’s outstanding stock options. The Company’s unvested restricted shares, unvested restricted stock units and common shares issuable under the Company’s deferred compensation plan are deemed participating securities and are excluded from the dilutive impact of common equivalent shares outstanding under the two-class method since these shares are entitled to participate in dividends declared on common shares. Under the two-class method, earnings (loss) attributable to unvested restricted shares, unvested restricted stock units and common shares issuable under the Company’s deferred compensation plan are excluded from net earnings (loss) attributable to common shareholders for purposes of calculating basic and diluted earnings (loss) per common share. See Note 7 for further information regarding the calculation of basic and diluted earnings (loss) per common share.

Income Taxes

Income Taxes

The provision for income taxes includes federal, state and local income taxes currently payable and those deferred because of temporary differences between the financial statement and tax bases of assets and liabilities. The deferred tax assets and liabilities are measured using the enacted tax rates and laws that are expected to be in effect when the differences reverse. The Company regularly reviews its deferred tax assets for recoverability and establishes a valuation allowance, if determined to be necessary.

Stock-Based Compensation

Stock-Based Compensation

The calculation of stock-based employee compensation expense involves estimates that require management’s judgment. These estimates include the fair value of each of the stock option awards granted, which is estimated on the date of grant using a Black-Scholes option pricing model. There are two significant inputs into the Black-Scholes option pricing model: expected volatility and expected term. The Company estimates expected volatility based on traded option volatility of the Company’s stock over a term equal to the expected term of the option granted. The expected term of stock option awards granted is derived from historical exercise experience under the Company’s stock option plans and represents the period of time that stock option awards granted are expected to be outstanding. The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and the Company uses different assumptions, stock-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected forfeiture rate, and only recognize expense for those shares expected to vest. If the Company’s actual forfeiture rate is materially different from its estimate, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period. See Note 3 to the Consolidated Financial Statements for a further discussion on stock-based compensation.

Gift Cards

Gift Cards

The Company sells gift cards which can be used in its stores or on Barnes & Noble.com. The Company does not charge administrative or dormancy fees on gift cards and gift cards have no expiration dates. Upon the purchase of a gift card, a liability is established for its cash value. Revenue associated with gift cards is deferred until redemption of the gift card. Over time, some portion of the gift cards issued is not redeemed. The Company estimates the portion of the gift card liability for which the likelihood of redemption is remote based upon the Company’s historical redemption patterns. The Company records this amount in income on a straight-line basis over a 12-month period beginning in the 13th month after the month the gift card was originally sold. If actual redemption patterns vary from the Company’s estimates, actual gift card breakage may differ from the amounts recorded. The Company recognized gift card breakage of $29,284, $25,904 and $21,328 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. The Company had gift card liabilities of $321,362 and $311,092 as of April 28, 2012 and April 30, 2011, respectively.

Reclassifications	Reclassifications Certain prior-period amounts have been reclassified for comparative purposes to conform with the fiscal 2012 presentation.
Reporting Period

Reporting Period

The Company’s fiscal year is comprised of 52 or 53 weeks, ending on the Saturday closest to the last day of April. The reporting periods ended April 28, 2012, April 30, 2011 and May 1, 2010 all contained 52 weeks.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-05, Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In addition, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05(ASU 2011-12). ASU 2011-12 effectively defers only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. All other requirements in ASU 2011-05 are not affected by this update. These ASUs are effective for the Company’s financial statements for annual and interim periods beginning on or after December 15, 2011 and must be applied retrospectively. The Company has early adopted both ASU 2011-05 and ASU 2011-12.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment (ASU 2011-08). ASU 2011-08 gives the Company the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. This ASU is effective for the Company’s financial statements for annual and interim periods beginning on or after December 15, 2011. The adoption is not expected to have an impact on the Company’s Fiscal 2013 Consolidated Financial Statements.

Credit Facility (Tables)	12 Months Ended
Apr. 28, 2012
Credit Facility

Selected information related to the Company’s 2012 Amended Credit Facility, 2011 Amended Credit Facility and 2009 Credit Facility:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Credit facility at period end	$324,200	313,100	260,400
Average balance outstanding during the period	$306,038	338,971	107,504
Maximum borrowings outstanding during the period	$582,000	622,800	512,500
Weighted average interest rate during the period	3.34%	4.30%	4.38%
Interest rate at end of period	3.32%	5.13%	4.13%

Stock-Based Compensation (Tables)	12 Months Ended
Apr. 28, 2012
Weighted Average Assumptions Relating to Valuation of Stock Options

The weighted average assumptions relating to the valuation of the Company’s stock options for fiscal years 2012 and 2010 are shown below. No stock options were granted during fiscal 2011.

Fiscal Year	2012	2010
Weighted average fair value of grants	$9.85	$5.72
Volatility	78.52%	41.30%
Risk-free interest rate	0.92%	2.59%
Expected life	5 years	5 years
Expected dividend yield	0.00%	4.53%

Summary of Stock Option Activity

The following table presents a summary of the Company’s stock option activity:

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance, May 2, 2009	5,561	$20.14	3.83 years	$33,633
Granted	500	22.07
Exercised	(313)	13.96
Forfeited	(250)	30.69

Balance, May 1, 2010	5,498	20.19	3.49 years	$13,782
Exercised	(1,024)	16.83
Forfeited	(598)	20.57

Balance, April 30, 2011	3,876	21.02	3.40 years	—
Granted	1,563	15.70
Exercised	(92)	11.89
Forfeited	(1,487)	21.86

Balance, April 28, 2012	3,860	$18.76	5.70 years	$574

Vested and expected to vest in the future at April 28, 2012	3,860	$18.76	5.70 years	$574
Exercisable at April 28, 2012	2,132	$20.74	2.68 years	$515
Available for grant at April 28, 2012	1,001

Restricted Stock
Summary of Other Than Option Award Activity

The following table presents a summary of the Company’s restricted stock activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, May 2, 2009	1,235	$30.86
Granted	1,647	21.93
Vested	(429)	33.18
Forfeited	(123)	30.41

Balance, May 1, 2010	2,330	24.15
Granted	684	16.65
Vested	(435)	27.99
Forfeited	(154)	24.76

Balance, April 30, 2011	2,425	21.31
Granted	83	13.23
Vested	(1,073)	22.78
Forfeited	(51)	21.52

Balance, April 28, 2012	1,384	$19.68

Restricted Stock Units (RSUs)
Summary of Other Than Option Award Activity

The following table presents a summary of the Company’s restricted stock unit activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, April 30, 2011	—	$—
Granted	969	16.64
Forfeited	(5)	18.59

Balance, April 28, 2012	964	$16.63

Receivables, Net (Tables)	12 Months Ended
Apr. 28, 2012
Receivables

Receivables represent customer, private and public institutional and government billings, credit/debit card, advertising, landlord and other receivables due within one year as follows:

	April 28, 2012	April 30, 2011
Trade accounts	$91,476	81,577
Credit/debit card receivables	36,042	42,982
Advertising	3,911	5,877
Receivables from landlords for leasehold improvements	374	867
Other receivables	28,694	18,991

Total receivables, net	$160,497	150,294

Other Long-Term Liabilities (Tables)	12 Months Ended
Apr. 28, 2012
Long-Term Liabilities

The Company had the following long-term liabilities at April 28, 2012, April 30, 2011 and May 1, 2010:

	April 28, 2012	April 30, 2011
Deferred Rent	$220,875	271,451
Junior Seller Note (see Note 14 and Note 19)	150,000	150,000
Other	34,190	27,196

Total long-term liabilities	$405,065	448,647

Fair Values of Financial Instruments (Tables)	12 Months Ended
Apr. 28, 2012
Fair Values of Financial Instruments

The following table presents the changes in Level 3 contingent consideration liability:

Acquisition of Fictionwise
Beginning balance, May 2, 2009	$8,165
Payments	(2,612)
Losses	1,712

Balance, May 1, 2010	$7,265
Payments	(7,508)
Losses	243

Balance, April 30, 2011 and April 28, 2012	$—

Net Earnings (Loss) Per Share (Tables)	12 Months Ended
Apr. 28, 2012
Reconciliation of Basic and Diluted Loss Per Share

The following is a reconciliation of the Company’s basic and diluted earnings per share calculation:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Numerator for basic earnings (loss) per share:
Income (loss) attributable to Barnes & Noble, Inc.	$(68,867)	(73,920)	36,676
Preferred stock dividends	(11,044)	—	—
Accretion of dividends on preferred stock	(894)	—	—
Less allocation of earnings and dividends to participating securities	—	—	(1,279)

Net income (loss) available to common shareholders	$(80,805)	(73,920)	35,397
Numerator for diluted earnings (loss) per share:
Net income (loss) available to common shareholders	$(80,805)	(73,920)	35,397
Effect of dilutive options	—	—	(10)

Net income (loss) available to common shareholders	$(80,805)	(73,920)	35,387
Denominator for basic and diluted earnings (loss) per share:
Basic weighted average common shares	57,337	56,588	55,344
Average dilutive options	—	—	809

Diluted weighted average common shares	57,337	56,588	56,153
Basic earnings (loss) per common share
Net income (loss) attributable to Barnes & Noble, Inc. available for common shareholders	$(1.41)	(1.31)	0.64
Diluted earnings (loss) per common share
Net income (loss) attributable to Barnes & Noble, Inc. available for common shareholders	$(1.41)	(1.31)	0.63

Income Taxes (Tables)	12 Months Ended
Apr. 28, 2012
Federal and State Income Tax Provisions (Benefits)

Federal and state income tax provisions (benefits) for fiscal 2012, fiscal 2011 and fiscal 2010 are as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Current:
Federal	$6,228	(47,825)	51,343
State	3,602	(2,441)	14,192

Total current	9,830	(50,266)	65,535

Deferred:
Federal	(28,504)	8,057	(45,903)
State	(9,066)	(6,443)	(11,267)

Total deferred	(37,570)	1,614	(57,170)

Total	$(27,740)	(48,652)	8,365

Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	4.4	4.8	3.8
Additions to unrecognized tax benefits	(1.0)	(2.5)	11.2
Reductions to unrecognized tax benefits	0.7	1.3	(31.8)
Excess 162(m) limitation (a)	(9.3)	—	—
Other, net	(1.1)	1.1	0.4

Effective income tax rate	28.7%	39.7%	18.6%

(a)	Relates to 162(m) compensation in excess of limitation for the current year and prior year.

Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant components of the Company’s deferred tax assets and liabilities as of April 28, 2012 and April 30, 2011 are as follows:

	April 28, 2012	April 30, 2011
Deferred tax liabilities:
Investment in Barnes & Noble.com	$(95,051)	(95,051)
Property & equipment	(63,216)	(57,156)
Goodwill and intangible asset amortization	(233,322)	(236,845)
Prepaid expenses	(7,827)	(7,125)
Other	(6,226)	(4,861)

Total deferred tax liabilities	(405,642)	(401,038)

Deferred tax assets:
Loss and credit carryovers	75,817	57,751
Lease transactions	30,043	32,986
Estimated accruals	88,823	52,868
Stock-based compensation	9,946	11,508
Insurance liability	11,105	11,396
Pension	11,953	10,254
Inventory	19,674	18,996
Investments in equity securities	1,282	1,282

Total deferred tax assets	248,643	197,041

Net deferred tax liabilities	$(156,999)	(203,997)

Balance Sheet caption reported in:
Prepaid expenses and other current assets	$111,775	76,135
Deferred tax liabilities	(268,774)	(280,132)

Net deferred tax liabilities	$(156,999)	(203,997)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2012, fiscal 2011 and fiscal 2010 is as follows:

Balance at May 2, 2009	$24,541
Additions for tax positions of the current period	2,457
Additions for tax positions of prior periods	2,563
Other reductions for tax positions of prior periods	(14,293)

Balance at May 1, 2010	$15,268

Additions for tax positions of the current period	1,809
Additions for tax positions of prior periods	1,199
Reductions due to settlements	(508)
Other reductions for tax positions of prior periods	(1,053)

Balance at April 30, 2011	$16,715

Additions for tax positions of prior periods	993
Reductions due to settlements	(228)
Other reductions for tax positions of prior periods	(448)

Balance at April 28, 2012	$17,032

Intangible Assets and Goodwill (Tables)	12 Months Ended
Apr. 28, 2012
Amortizable Intangible Assets and Unamortizable Intangible Assets

		As of April 30, 2011
Amortizable intangible assets	Useful Life	Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$257,410	$(17,962)	$239,448
Author contracts	10	18,461	(15,204)	3,257
Technology	5-10	5,850	(1,624)	4,226
Distribution contracts	10	8,325	(4,304)	4,021
Other	3-10	4,639	(3,924)	715

		$294,685	$(43,018)	$251,667

Unamortizable intangible assets
Trade name				$293,400
Copyrights				175
Publishing contracts				21,336

				$314,911

		As of April 28, 2012
Amortizable intangible assets	Useful Life	Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$271,938	$(32,398)	$239,540
Author contracts	10	18,461	(17,049)	1,412
Technology	5-10	5,850	(2,427)	3,423
Distribution contracts	10	8,325	(4,932)	3,393
Other	3-10	6,178	(4,628)	1,550

		$310,751	$(61,433)	$249,318

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				21,336

				$314,736

All amortizable intangible assets are being amortized over their useful life on a straight-line basis, with the exception of certain items such as customer relationships and other acquired intangibles, which are amortized on an accelerated basis.

Aggregate Amortization Expense

Aggregate Amortization Expense:
For the 52 weeks ended April 28, 2012	$18,415
For the 52 weeks ended April 30, 2011	$14,512
For the 52 weeks ended May 1, 2010	$11,350

Estimated Amortization Expense

Estimated Amortization Expense:
(12 months ending on or about April 30)
2013	$19,464
2014	$17,213
2015	$13,277
2016	$11,241
2017	$10,875

Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for fiscal 2012 are as follows:

	B&N Retail Segment	B&N College Segment	B&N.com Segment	NOOK Segment	Total Company
Balance as of May 1, 2010	$254,471	274,070	—	—	$528,541
Benefit of excess tax amortization (a)	—	—	(4,428)	—	(4,428)
Re-allocation of Goodwill (b)	(29,135)	—	29,135	—	—

Balance as of April 30, 2011	$225,336	274,070	24,707	—	$524,113
Benefit of excess tax amortization (a)	—	—	(4,428)	—	(4,428)
Re-allocation of Goodwill (c)	—	—	(20,279)	20,279	—

Balance as of April 28, 2012	$225,336	274,070	—	20,279	$519,685

(a)	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company’s income tax return.
(b)	Due to the increased focus on the internet and digital businesses, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, the Company determined that it has three operating segments: B&N Retail, B&N College and B&N.com. As a result of this evaluation, $29,135 of goodwill was re-allocated between B&N Retail and B&N.com segments.
(c)	Prior to April 28, 2012, the Company reported an operating segment titled B&N.com, which included both its NOOK digital business and eCommerce operations. Due to the increased focus on the digital business and the Company’s recently developed ability to review the digital business separate from its eCommerce business, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, during the fourth quarter of fiscal 2012, the Company created a new segment titled NOOK to report upon its digital business, moving the eCommerce business into the B&N Retail segment. The Company’s three operating segments are: B&N Retail, B&N College and NOOK. As a result of this evaluation, $20,279 of goodwill was re-allocated between B&N.com and NOOK segments.

Acquisition of B&N College (Tables)	12 Months Ended
Apr. 28, 2012
Allocation of Purchase Price

The following table represents the allocation of the purchase price to the acquired net assets and resulting adjustment to goodwill:

Cash Paid	$263,648
Seller Notes	250,000

Fair value of total consideration	$513,648

Allocation of purchase price:
Current assets	$609,786
Non-current assets	114,683
Trade name	245,000
Customer relationships	255,000
Goodwill	274,070

Total assets acquired	$1,498,539
Deferred taxes	234,631
Liabilities assumed	750,260

$513,648

Commitments and Contingencies (Tables)	12 Months Ended
Apr. 28, 2012
Rental Expense Under Operating Leases	Rental expense under operating leases is as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Minimum rentals	$382,386	394,199	363,373
Percentage rentals	107,127	102,735	40,324

	$489,513	496,934	403,697

Future Minimum Annual Rentals, Excluding Percentage Rentals Noncancelable Lease Terms Greater Than One Year

Future minimum annual rentals, excluding percentage rentals, required under B&N Retail leases that had initial, noncancelable lease terms greater than one year, and under B&N College leases as of April 28, 2012 are:

Fiscal Year	(a)
2013	$405,484
2014	357,907
2015	287,659
2016	238,840
2017	193,447
After 2017	464,397

$1,947,734

(a)	Includes B&N College capital lease obligations of $1,005, $1,000, $744, $234, $20 and $0 for 2013, 2014, 2015, 2016, 2017 and after 2017, respectively.

Segment Reporting (Tables)	12 Months Ended
Apr. 28, 2012
Summarized Financial Information of Reportable Segments

Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$4,852,913	$4,926,834	$4,947,469
B&N College (a)	1,743,662	1,778,159	833,648
NOOK	933,471	695,182	105,435
Elimination	(400,847)	(401,610)	(78,798)

Total	$7,129,199	$6,998,565	$5,807,754

Sales by Product Line	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
Media (b)	66%	70%	80%
Digital (c)	15%	11%	2%
Other (d)	19%	19%	18%

Total	100%	100%	100%

Depreciation and Amortization	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$162,693	$164,934	$170,777
B&N College (a)	45,343	43,148	24,863
NOOK	24,631	20,565	12,134

Total	$232,667	$228,647	$207,774

Operating Profit/(Loss)	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$154,436	$94,132	$157,591
B&N College (a)	70,604	70,298	(3,713)
NOOK	(286,343)	(229,689)	(80,632)

Total	$(61,303)	$(65,259)	$73,246

Capital Expenditures	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$87,596	$62,299	$93,988
B&N College (a)	40,479	35,004	13,716
NOOK	35,477	13,199	20,075

Total	$163,552	$110,502	$127,779

Total Assets (e)	As of April 28, 2012	As of April 30, 2011
B&N Retail	$2,416,318	$2,183,959
B&N College	972,860	1,170,891
NOOK	376,071	241,616

Total	$3,765,249	$3,596,466

(a)	Includes only the financial information of B&N College since the date of the Acquisition on September 30, 2009.
(b)	Includes tangible books, music, movies, rentals and newsstand.
(c)	Includes NOOK, related accessories, eContent and warranties.
(d)	Includes toys & games, café products, gifts and miscellaneous other.
(e)	Excludes intercompany balances.

Reconciliation of Operating Profit (Loss) from Reportable Segments

A reconciliation of operating profit from reportable segments to income (loss) from continuing operations before taxes in the consolidated financial statements is as follows:

	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
Reportable segments operating profit (loss)	$(61,303)	$(65,259)	$73,246
Interest expense, net and amortization of deferred financing costs	(35,304)	(57,350)	(28,237)

Consolidated income (loss) from continuing operations before taxes	$(96,607)	$(122,609)	$45,009

Selected Quarterly Financial Information (Tables)	12 Months Ended
Apr. 28, 2012
Summary of Quarterly Financial Information

A summary of quarterly financial information for fiscal 2012, fiscal 2011 and fiscal 2010 is as follows:

Fiscal 2012 Quarter Ended On or About	July 2011	October 2011	January 2012	April 2012	Total Fiscal Year 2012
Sales	$1,418,404	1,891,961	2,439,124	1,379,710	7,129,199
Gross profit	$387,558	471,664	652,816	398,778	1,910,816

Net earnings (loss) attributable to Barnes & Noble, Inc.	$(56,606)	(6,563)	52,031	(57,729)	(68,867)
Basic earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$(0.99)	(0.17)	0.78	(1.08)	(1.41)
Diluted earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$(0.99)	(0.17)	0.71	(1.08)	(1.41)

Fiscal 2011 Quarter Ended On or About	July 2010	October 2010	January 2011	April 2011	Total Fiscal Year 2011
Sales	$1,395,842	1,904,146	2,323,780	1,374,797	6,998,565
Gross profit	$351,700	450,120	613,672	377,362	1,792,853

Net earnings (loss) attributable to Barnes & Noble, Inc.	$(62,518)	(12,568)	60,583	(59,416)	(73,920)
Basic earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$(1.12)	(0.22)	1.01	(1.04)	(1.31)
Diluted earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$(1.12)	(0.22)	1.00	(1.04)	(1.31)

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Apr. 28, 2012 Month Year Segment Store	Apr. 30, 2011		May 01, 2010
Summary Of Significant Accounting Policies [Line Items]
Number of stores	1,338
Short-term, highly liquid instruments purchased with an original maturity Period	3
Property and equipment, net of accumulated depreciation	$ 622,655,000	$ 704,651,000
Amortizable intangible assets, net of amortization	249,318,000	251,667,000
Impairment losses on other long lived assets	11,747,000	2,857,000		12,102,000
Goodwill	519,685,000	524,113,000		528,541,000
Unamortizable intangible assets	314,736,000	314,911,000
Number of operating segments	3
Re-allocation of godwill	20,279,000			29,135,000
Deferred financing fees	21,522,000	26,525,000
Amortization of deferred financing fees	5,381,000	16,087,000		5,925,000
Estimated life of NOOK, years	2
Advertising costs	116,388,000	73,417,000		37,600,000
Costs associated with store closings	551,000	3,899,000		4,503,000
Gift card breakage	29,284,000	25,904,000		21,328,000
Gift card liabilities	321,362,000	311,092,000
Annual Fee
Summary Of Significant Accounting Policies [Line Items]
Non-refundable, after first 30 days, annual fee	25
NOOK
Summary Of Significant Accounting Policies [Line Items]
Deferred Revenue	19,785,000	18,184,000
Other Long Lived Assets
Summary Of Significant Accounting Policies [Line Items]
Assets accounted as a percentage of Company's total assets	23.20%
Goodwill and Unamortizable Intangible Assets
Summary Of Significant Accounting Policies [Line Items]
Assets accounted as a percentage of Company's total assets	22.20%
Minimum
Summary Of Significant Accounting Policies [Line Items]
Investments in affiliates, percentage of ownership interests	20.00%
Minimum | NOOK
Summary Of Significant Accounting Policies [Line Items]
Average Percent, NOOK's Sales price	2.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Investments in affiliates, percentage of ownership interests	50.00%
Maximum | NOOK
Summary Of Significant Accounting Policies [Line Items]
Average Percent, NOOK's Sales price	5.00%
B&N College
Summary Of Significant Accounting Policies [Line Items]
Number of stores	647
Goodwill	274,070,000	274,070,000		274,070,000
B&N Retail
Summary Of Significant Accounting Policies [Line Items]
Number of stores	691
Goodwill	225,336,000	225,336,000		254,471,000
Re-allocation of godwill		$ 29,135,000	[1]

[1]	Due to the increased focus on the internet and digital businesses, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, the Company determined that it has three operating segments: B&N Retail, B&N College and B&N.com. As a result of this evaluation, $29,135 of goodwill was re-allocated between B&N Retail and B&N.com segments.

Credit Facility - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010	Apr. 29, 2011 Amended Credit Agreement Year	Apr. 28, 2012 Amended Credit Agreement Year	Sep. 30, 2009 2009 Credit Facility Year	Apr. 28, 2012 2009 Credit Facility
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity				$ 1,000,000		$ 1,000,000
Credit facility maturity term, in years				5		4
Increase in commitments under credit agreement, maximum				300,000		300,000
Percentage of Loan Cap under Amended Credit Agreement				10.00%
Amount of Loan Cap under Amended Credit Agreement				50,000
Amortization of deferred financing fees	5,381	16,087	5,925		10,180		6,580
Unamortized deferred costs	21,522	26,525					16,341
Deferrred financing amortization term					5
Credit facility, fees expensed on unused portion	$ 3,343	$ 5,466	$ 4,198

Credit Facility (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Line of Credit Facility [Line Items]
Credit facility at period end	$ 324,200	$ 313,100	$ 260,400
Average balance outstanding during the period	306,038	338,971	107,504
Maximum borrowings outstanding during the period	$ 582,000	$ 622,800	$ 512,500
Weighted average interest rate during the period	3.34%	4.30%	4.38%
Interest rate at end of period	3.32%	5.13%	4.13%

Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended					12 Months Ended
	Apr. 28, 2012 CompensationPlan	Apr. 30, 2011	May 01, 2010	Dec. 09, 2011 Chief Executive Officer	Apr. 01, 2010 Chief Executive Officer	Apr. 28, 2012 Selling And Administrative Expense	Apr. 30, 2011 Selling And Administrative Expense	May 01, 2010 Selling And Administrative Expense	Apr. 28, 2012 2009 Incentive Plan	Jun. 02, 2009 2009 Incentive Plan	Apr. 28, 2012 Restricted Stock Year	Apr. 30, 2011 Restricted Stock	May 01, 2010 Restricted Stock	Apr. 28, 2012 Restricted Stock Minimum	Apr. 28, 2012 Restricted Stock Maximum	Apr. 28, 2012 Stock Options Year	Apr. 28, 2012 Restricted Stock Units (RSUs) Year	Apr. 30, 2011 Restricted Stock Units (RSUs)	May 01, 2010 Restricted Stock Units (RSUs)	Apr. 28, 2012 Restricted Stock Units (RSUs) Minimum	Apr. 28, 2012 Restricted Stock Units (RSUs) Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based incentive plans	3
Number of additional shares authorized										950,000
Shares of common stock available for future grants	1,001,000								1,001,440
Vesting period in years														one year	five years	four years				one year	five years
Contractual term																10 years
Total intrinsic value of options exercised	$ 521	$ 124	$ 2,321
Total unrecognized compensation expense											21,561					20,384	14,200
Unrecognized compensation expense, weighted average period											1.4					3.4	3.1
Option granted, shares	1,563,000		500,000	1,000,000	500,000
Option granted, exercise price	$ 9.85		$ 5.72	$ 16	$ 22.07
Option granted within months				36 months
Total fair value of shares that vested											14,067	6,163	9,408
Granted											83,000	684,000	1,647,000				969,000	0	0
Vested											1,073,000	435,000	429,000					0	0
Stock-based compensation expense	$ 20,775	$ 20,978	$ 15,723			$ 20,775	$ 20,978	$ 15,723

Weighted Average Assumptions Relating to Valuation of Stock Options (Detail) (USD $)	12 Months Ended
	Apr. 28, 2012 Year	May 01, 2010 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of grants	$ 9.85	$ 5.72
Volatility	78.52%	41.30%
Risk-free interest rate	0.92%	2.59%
Expected life	5	5
Expected dividend yield	0.00%	4.53%

Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 28, 2012 Year	Apr. 30, 2011 Year	May 01, 2010 Year
Number of Shares
Beginning Balance	3,876	5,498	5,561
Granted	1,563		500
Exercised	(92)	(1,024)	(313)
Forfeited	(1,487)	(598)	(250)
Ending Balance	3,860	3,876	5,498
Vested and expected to vest in the future at end of period	3,860
Exercisable at end of period	2,132
Available for grant at end of period	1,001
Weighted Average Exercise Price
Beginning Balance	$ 21.02	$ 20.19	$ 20.14
Granted	$ 15.7		$ 22.07
Exercised	$ 11.89	$ 16.83	$ 13.96
Forfeited	$ 21.86	$ 20.57	$ 30.69
Ending Balance	$ 18.76	$ 21.02	$ 20.19
Vested and expected to vest in the future at end of period	$ 18.76
Exercisable at end of period	$ 20.74
Weighted Average Remaining Contractual Term
Beginning Balance	3.4	3.49	3.83
Ending Balance	5.7	3.4	3.49
Vested and expected to vest in the future at end of period	5.7
Exercisable at end of period	2.68
Aggregate Intrinsic Value
Beginning Balance		$ 13,782	$ 33,633
Ending Balance	574		13,782
Vested and expected to vest in the future at end of period	574
Exercisable at end of period	$ 515

Summary of Restricted Stock Activity (Detail) (Restricted Stock, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Restricted Stock
Number of Shares
Beginning Balance	2,425	2,330	1,235
Granted	83	684	1,647
Vested	(1,073)	(435)	(429)
Forfeited	(51)	(154)	(123)
Ending Balance	1,384	2,425	2,330
Weighted Average Grant Date Fair Value
Beginning Balance	$ 21.31	$ 24.15	$ 30.86
Granted	$ 13.23	$ 16.65	$ 21.93
Vested	$ 22.78	$ 27.99	$ 33.18
Forfeited	$ 21.52	$ 24.76	$ 30.41
Ending Balance	$ 19.68	$ 21.31	$ 24.15

Summary of Restricted Stock Units (Detail) (Restricted Stock Units (RSUs), USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Restricted Stock Units (RSUs)
Number of Shares
Granted	969	0	0
Forfeited	(5)
Ending Balance	964
Weighted Average Grant Date Fair Value, Per Share
Granted	$ 16.64
Forfeited	$ 18.59
Ending Balance	$ 16.63

Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 28, 2012	Apr. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts	$ 91,476	$ 81,577
Credit/debit card receivables	36,042	42,982
Advertising	3,911	5,877
Receivables from landlords for leasehold improvements	374	867
Other receivables	28,694	18,991
Total receivables, net	$ 160,497	$ 150,294

Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 28, 2012	Apr. 30, 2011
Other Long-Term Liabilities [Abstract]
Deferred Rent	$ 220,875	$ 271,451
Junior Seller Note (see Note 14 and Note 19)	150,000	150,000
Other	34,190	27,196
Total long-term liabilities	$ 405,065	$ 448,647

Changes in Level 3 Contingent Consideration Liability (Detail) (Significant Unobservable Inputs (Level 3), USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	May 01, 2010
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Beginning balance	$ 7,265	$ 8,165
Payments	(7,508)	(2,612)
Losses	243	1,712
Ending Balance		$ 7,265

Net Earnings (Loss) Per Share - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	May 01, 2010
Earnings Per Share [Line Items]
Participating securities excluded from the calculation of earnings per share	3,463	3,228

Reconciliation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Jan. 29, 2011	Oct. 30, 2010	Jul. 31, 2010	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Numerator for basic earnings (loss) per share:
Income (loss) attributable to Barnes & Noble, Inc.	$ (57,729)	$ 52,031	$ (6,563)	$ (56,606)	$ (59,416)	$ 60,583	$ (12,568)	$ (62,518)	$ (68,867)	$ (73,920)	$ 36,676
Preferred stock dividends									(11,044)
Accretion of dividends on preferred stock									(894)
Less allocation of earnings and dividends to participating securities											(1,279)
Net income (loss) available to common shareholders									(80,805)	(73,920)	35,397
Numerator for diluted earnings (loss) per share:
Net income (loss) available to common shareholders									(80,805)	(73,920)	35,397
Effect of dilutive options											(10)
Net income (loss) available to common shareholders									$ (80,805)	$ (73,920)	$ 35,387
Denominator for basic and diluted earnings (loss) per share:
Basic weighted average common shares									57,337	56,588	55,344
Average dilutive options											809
Diluted weighted average common shares									57,337	56,588	56,153
Basic earnings (loss) per common share
Net income (loss) attributable to Barnes & Noble, Inc. available for common shareholders	$ (1.08)	$ 0.78	$ (0.17)	$ (0.99)	$ (1.04)	$ 1.01	$ (0.22)	$ (1.12)	$ (1.41)	$ (1.31)	$ 0.64
Diluted earnings (loss) per common share
Net income (loss) attributable to Barnes & Noble, Inc. available for common shareholders	$ (1.08)	$ 0.71	$ (0.17)	$ (0.99)	$ (1.04)	$ 1	$ (0.22)	$ (1.12)	$ (1.41)	$ (1.31)	$ 0.63

Employees' Retirement and Defined Contribution Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Pension expense	$ 1,970	$ 2,558	$ 1,951
Company contributions, employee benefit expenses	15,273	14,212	12,954
Company contributions for postretirement plan	$ 150	$ 150	$ (111)

Federal and State Income Tax Provisions (Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Current:
Federal	$ 6,228	$ (47,825)	$ 51,343
State	3,602	(2,441)	14,192
Total current	9,830	(50,266)	65,535
Deferred:
Federal	(28,504)	8,057	(45,903)
State	(9,066)	(6,443)	(11,267)
Total deferred	(37,570)	1,614	(57,170)
Total	$ (27,740)	$ (48,652)	$ 8,365

Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate (Detail)	12 Months Ended
	Apr. 28, 2012		Apr. 30, 2011	May 01, 2010
Federal statutory income tax rate	35.00%		35.00%	35.00%
State income taxes, net of federal income tax benefit	4.40%		4.80%	3.80%
Additions to unrecognized tax benefits	(1.00%)		(2.50%)	11.20%
Reductions to unrecognized tax benefits	0.70%		1.30%	(31.80%)
Excess 162(m) limitation	(9.30%)	[1]
Other, net	(1.10%)		1.10%	0.40%
Effective income tax rate	28.70%		39.70%	18.60%

[1]	Relates to 162(m) compensation in excess of limitation for the current year and prior year.

Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 28, 2012	Apr. 30, 2011
Deferred tax liabilities:
Investment in Barnes & Noble.com	$ (95,051)	$ (95,051)
Property & equipment	(63,216)	(57,156)
Goodwill and intangible asset amortization	(233,322)	(236,845)
Prepaid expenses	(7,827)	(7,125)
Other	(6,226)	(4,861)
Total deferred tax liabilities	(405,642)	(401,038)
Deferred tax assets:
Loss and credit carryovers	75,817	57,751
Lease transactions	30,043	32,986
Estimated accruals	88,823	52,868
Stock-based compensation	9,946	11,508
Insurance liability	11,105	11,396
Pension	11,953	10,254
Inventory	19,674	18,996
Investments in equity securities	1,282	1,282
Total deferred tax assets	248,643	197,041
Net deferred tax liabilities	(156,999)	(203,997)
Balance Sheet caption reported in:
Prepaid expenses and other current assets	111,775	76,135
Deferred tax liabilities	(268,774)	(280,132)
Net deferred tax liabilities	$ (156,999)	$ (203,997)

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010	May 02, 2009
Income Taxes [Line Items]
Deferred tax assets, NOLs	$ 57,773
Deferred tax assets, loss and credit carryovers	75,817	57,751
Unrecognized tax benefits, all of which, if recognized, would affect effective tax rate	17,032
Accrued interest and penalties included in unrecognized tax benefits	3,897	3,236
Unrecognized tax benefits	17,032	16,715	15,268	24,541
Additional net interest and penalties recognized in income tax expense	974
Subject To Utilization Limitations
Income Taxes [Line Items]
Net operating loss carryforwards	86,000
Net operating loss carryforwards, expiration dates	beginning in 2018 through 2022
Net operating loss carryforwards, limitation on utilization	6,700
Not Subject to Annual Limitation
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	Beginning in 2030 through 2031
Not Subject to Annual Limitation | Federal
Income Taxes [Line Items]
Net operating loss carryforwards	37,000
Not Subject to Annual Limitation | State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 134,000

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Income Tax Contingency [Line Items]
Beginning Balance	$ 16,715	$ 15,268	$ 24,541
Additions for tax positions of the current period		1,809	2,457
Additions for tax positions of prior periods	993	1,199	2,563
Reductions due to settlements	(228)	(508)
Other reductions for tax positions of prior periods	(448)	(1,053)	(14,293)
Ending Balance	$ 17,032	$ 16,715	$ 15,268

Amortizable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012 Year	Apr. 30, 2011 Year
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets	$ 314,736	$ 314,911
Useful Life, years	3
Gross Carrying Amount	310,751	294,685
Accumulated Amortization	(61,433)	(43,018)
Total	249,318	251,667
Trade Name
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets	293,400	293,400
Copyrights
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets		175
Publishing Contracts
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets	21,336	21,336
Customer Relationships
Intangible Assets by Major Class [Line Items]
Useful Life, minimum, years	5	5
Useful Life, maximum, years	25	25
Gross Carrying Amount	271,938	257,410
Accumulated Amortization	(32,398)	(17,962)
Total	239,540	239,448
Author Contracts
Intangible Assets by Major Class [Line Items]
Useful Life, years	10	10
Gross Carrying Amount	18,461	18,461
Accumulated Amortization	(17,049)	(15,204)
Total	1,412	3,257
Technology
Intangible Assets by Major Class [Line Items]
Useful Life, minimum, years	5	5
Useful Life, maximum, years	10	10
Gross Carrying Amount	5,850	5,850
Accumulated Amortization	(2,427)	(1,624)
Total	3,423	4,226
Distribution Contracts
Intangible Assets by Major Class [Line Items]
Useful Life, years	10	10
Gross Carrying Amount	8,325	8,325
Accumulated Amortization	(4,932)	(4,304)
Total	3,393	4,021
Other
Intangible Assets by Major Class [Line Items]
Useful Life, minimum, years	3	3
Useful Life, maximum, years	10	10
Gross Carrying Amount	6,178	4,639
Accumulated Amortization	(4,628)	(3,924)
Total	$ 1,550	$ 715

Aggregate Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Changes In Intangible Assets And Goodwill [Abstract]
Aggregate Amortization Expense	$ 18,415	$ 14,512	$ 11,350

Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Apr. 28, 2012
Changes In Intangible Assets And Goodwill [Abstract]
2013	$ 19,464
2014	17,213
2015	13,277
2016	11,241
2017	$ 10,875

Changes In Carrying Amount of Goodwill by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012		Apr. 30, 2011		May 01, 2010
Goodwill [Line Items]
Balance	$ 524,113		$ 528,541
Benefit of excess tax amortization	(4,428)	[1]	(4,428)	[1]
Re-allocation of Goodwill	(20,279)				(29,135)
Balance	519,685		524,113		528,541
B&N Retail
Goodwill [Line Items]
Balance			254,471
Re-allocation of Goodwill			(29,135)	[2]
Balance	225,336		225,336
B&N College
Goodwill [Line Items]
Balance	274,070		274,070		274,070
B&N.com
Goodwill [Line Items]
Balance	24,707
Benefit of excess tax amortization	(4,428)	[1]	(4,428)	[1]
Re-allocation of Goodwill	(20,279)	[3]	29,135	[2]
Balance			24,707
NOOK
Goodwill [Line Items]
Re-allocation of Goodwill	20,279	[3]
Balance	$ 20,279

[1]	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company's income tax return.
[2]	Due to the increased focus on the internet and digital businesses, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, the Company determined that it has three operating segments: B&N Retail, B&N College and B&N.com. As a result of this evaluation, $29,135 of goodwill was re-allocated between B&N Retail and B&N.com segments.
[3]	Prior to April 28, 2012, the Company reported an operating segment titled B&N.com, which included both its NOOK digital business and eCommerce operations. Due to the increased focus on the digital business and the Company's recently developed ability to review the digital business separate from its eCommerce business, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, during the fourth quarter of fiscal 2012, the Company created a new segment titled NOOK to report upon its digital business, moving the eCommerce business into the B&N Retail segment. The Company's three operating segments are: B&N Retail, B&N College and NOOK. As a result of this evaluation, $20,279 of goodwill was re-allocated between B&N.com and NOOK segments.

Changes In Carrying Amount of Goodwill by Segment (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012 Segment	May 01, 2010 Segment
Goodwill [Line Items]
Tax basis of goodwill in excess of related basis	$ 96,576
Number of operating segments	3	3
Goodwill re-allocation	$ 20,279	$ 29,135

Intangible Assets and Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012 Year	Oct. 17, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Intellectual property assets		$ 14,528
Intellectual property assets, useful life	3
Amortization expense related to acquisition	$ 3,935

Microsoft Investment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended			1 Months Ended
	Apr. 28, 2012 Microsoft Commitment	Apr. 28, 2012 Microsoft Other commitment	Apr. 27, 2012 NewCo	Apr. 27, 2012 NewCo Morrison Series A Preferred	Apr. 27, 2012 NewCo Microsoft	Apr. 27, 2012 NewCo Microsoft Series A Preferred
Preferred stock issued				300,000		300,000
Preferred stock issued, aggregate purchase price				$ 300,000		$ 300,000
Percentage of common membership interest					17.60%
Percentage of common membership interest owned by NewCo			82.40%
Advance payments term	3 years	5 years
Advance payments	$ 60,000	$ 25,000

Liberty Investment - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Apr. 28, 2012 Day	Apr. 28, 2012 Private Placement	Aug. 29, 2011 Private Placement	Aug. 18, 2011 Private Placement Series J Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred Stock issued, shares				204,000
Preferred stock, par value per share				$ 0.001
Aggregate purchase price of Preferred Stock				$ 204,000
Percentage representation of common stock outstanding upon conversion			16.60%
Preferred stock, initial conversion price		$ 17
Initial dividend rate for the preferred stock		7.75%
Percentage of conversion price of the preferred stock	150.00%
Number of consecutive trading days applicable to the conversion of preferred stock	20
Issuance cost of investment agreement related to advisory, legal and accounting fees	$ 12,621
Professional fees as dividend, accretion period	10 years

Acquisition of Noncontrolling Interest - Additional Information (Detail) (Begin Smart LLC, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011
Begin Smart LLC
Noncontrolling Interest [Line Items]
Prior joint venture interest ownership percentage		50.00%
Increase in ownership percentage		50.00%
Purchase price for remaining interest		$ 300
Ownership percentage, post acquisition	100.00%

Acquisition of B&N College - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended							1 Months Ended
	Apr. 28, 2012	May 01, 2010	Sep. 30, 2009	Sep. 30, 2009 Short-term deferred tax liability	Sep. 30, 2009 Long-term deferred tax liability	Sep. 30, 2009 B&N College	Apr. 28, 2012 B&N College	Apr. 30, 2011 B&N College	May 01, 2010 B&N College	Apr. 28, 2012 B&N College Customer Relationships Year	Sep. 30, 2009 B&N College Customer Relationships	Sep. 30, 2009 Senior Notes	Sep. 30, 2009 Junior Subordinated Note	Jun. 13, 2012 Junior Subordinated Note Subsequent Event
Business Acquisition [Line Items]
Debt, principal amount												$ 100,000	$ 150,000
Debt, interest rate												8.00%	10.00%
Purchase price paid						596,000
Cash paid						346,000
Seller Notes						250,000
Cash bonuses paid to members						82,352
Number of members, cash bonuses paid						192
Credit facility, acquisition financed						150,000
Settlement waive amount														22,750
Acquisition-related expenses		10,400
Trade name						245,000
Amortizable intangible assets											255,000
Historical customer attrition useful life										50
Amortization period										25
Amortization of acquired intangibles	3,935						10,200	10,200	5,950
Deferred taxes				26,810	207,821	234,631
Goodwill			$ 272,879

Allocation of Purchase Price on Acquisition of B&N College (Detail) (B&N College, USD $) In Thousands, unless otherwise specified	Sep. 30, 2009
Business Acquisition [Line Items]
Cash Paid	$ 263,648
Seller Notes	250,000
Fair value of total consideration	513,648
Allocation of purchase price:
Current assets	609,786
Non-current assets	114,683
Trade name	245,000
Goodwill	274,070
Total assets acquired	1,498,539
Deferred taxes	234,631
Liabilities assumed	750,260
Fair value of total consideration	513,648
Customer Relationships
Allocation of purchase price:
Amortizable intangible assets	$ 255,000

Shareholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 15, 2007
Class of Stock [Line Items]
Dividend declared date	Nov 17, 2009
Dividend payable, record date	Nov 27, 2009
Common stock, par value	$ 0.001	$ 0.001
Proportion of preferred stock in common stock	1/1000th
Preferred stock price per share	$ 100
Rights expiry date	November 17, 2012
Beneficial ownership threshold	20.00%
Percent of assets sold to acquiring entity, threshold for discounted share purchase	50.00%
Rate of discounted share purchase	50.00%
Number of shares authorized to be repurchase			400,000
Remaining authorized repurchase amount	$ 2,471
Treasury stock, shares	33,722,000	33,410,000
Treasury stock, at cost	$ 1,058,282,000	$ 1,054,192,000
Series I Preferred Stock
Class of Stock [Line Items]
Preferred stock, par value per share	$ 0.001

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 29, 2011	Jun. 30, 2011	Apr. 28, 2012
Commitments and Contingencies [Line Items]
Purchased of distribution facility and equipment		$ 21,000
Sale of distribution facility	18,000		18,000
Loss on sale of distribution facility	$ 2,178
Minimum
Commitments and Contingencies [Line Items]
Lease contract term			5 years
Lease cancellation period			90 days
Maximum
Commitments and Contingencies [Line Items]
Lease contract term			10 years
Lease cancellation period			120 days

Rental Expense Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Operating Leased Assets [Line Items]
Minimum rentals	$ 382,386	$ 394,199	$ 363,373
Percentage rentals	107,127	102,735	40,324
Operating Leases, Rent Expense, Net, Total	$ 489,513	$ 496,934	$ 403,697

Future Minimum Annual Rentals, Excluding Percentage Rentals Noncancelable Lease Terms Greater Than One Year (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 28, 2012
Operating Leased Assets [Line Items]
2013	$ 405,484	[1]
2014	357,907	[1]
2015	287,659	[1]
2016	238,840	[1]
2017	193,447	[1]
After 2017	464,397	[1]
Operating Leases, Future Minimum Payments Due	$ 1,947,734	[1]

[1]	Includes B&N College capital lease obligations of $1,005, $1,000, $744, $234, $20 and $0 for 2013, 2014, 2015, 2016, 2017 and after 2017, respectively.

Future Minimum Annual Rentals, Excluding Percentage Rentals Noncancelable Lease Terms Greater Than One Year (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 28, 2012
Operating Leased Assets [Line Items]
2013	$ 1,005
2014	1,000
2015	744
2016	234
2017	20
After 2017	$ 0

Segment Reporting - Additional Information (Detail)	Apr. 28, 2012 Segment Store	May 01, 2010 Segment
Segment Reporting Information [Line Items]
Number of operating segments	3	3
Number of stores	1,338
B&N Retail
Segment Reporting Information [Line Items]
Number of stores	691
B&N College
Segment Reporting Information [Line Items]
Number of stores	647

Summarized Financial Information Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Apr. 28, 2012		Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011		Jan. 29, 2011	Oct. 30, 2010	Jul. 31, 2010	Apr. 28, 2012		Apr. 30, 2011		May 01, 2010
Segment Reporting Information [Line Items]
Sales	$ 1,379,710		$ 2,439,124	$ 1,891,961	$ 1,418,404	$ 1,374,797		$ 2,323,780	$ 1,904,146	$ 1,395,842	$ 7,129,199		$ 6,998,565		$ 5,807,754
Depreciation and amortization											232,667		228,647		207,774
Sales by Product Line											100.00%		100.00%		100.00%
Operating Profit/(Loss)											(61,303)		(65,259)		73,246
Capital Expenditures											163,552		110,502		127,779
Total Assets	3,765,249	[1]				3,596,466	[1]				3,765,249	[1]	3,596,466	[1]
Media
Segment Reporting Information [Line Items]
Sales by Product Line											66.00%	[2]	70.00%	[2]	80.00%	[2]
Digital
Segment Reporting Information [Line Items]
Sales by Product Line											15.00%	[3]	11.00%	[3]	2.00%	[3]
Other
Segment Reporting Information [Line Items]
Sales by Product Line											19.00%	[4]	19.00%	[4]	18.00%	[4]
B&N Retail
Segment Reporting Information [Line Items]
Sales											4,852,913		4,926,834		4,947,469
Depreciation and amortization											162,693		164,934		170,777
Operating Profit/(Loss)											154,436		94,132		157,591
Capital Expenditures											87,596		62,299		93,988
Total Assets	2,416,318	[1]				2,183,959	[1]				2,416,318	[1]	2,183,959	[1]
B&N College
Segment Reporting Information [Line Items]
Sales											1,743,662	[5]	1,778,159	[5]	833,648	[5]
Depreciation and amortization											45,343	[5]	43,148	[5]	24,863	[5]
Operating Profit/(Loss)											70,604	[5]	70,298	[5]	(3,713)	[5]
Capital Expenditures											40,479	[5]	35,004	[5]	13,716	[5]
Total Assets	972,860	[1]				1,170,891	[1]				972,860	[1]	1,170,891	[1]
NOOK
Segment Reporting Information [Line Items]
Sales											933,471		695,182		105,435
Depreciation and amortization											24,631		20,565		12,134
Operating Profit/(Loss)											(286,343)		(229,689)		(80,632)
Capital Expenditures											35,477		13,199		20,075
Total Assets	376,071	[1]				241,616	[1]				376,071	[1]	241,616	[1]
Elimination
Segment Reporting Information [Line Items]
Sales											$ (400,847)		$ (401,610)		$ (78,798)

[1]	Excludes intercompany balances.
[2]	Includes tangible books, music, movies, rentals and newsstand.
[3]	Includes NOOK, related accessories, eContent and warranties.
[4]	Includes toys & games, café products, gifts and miscellaneous other.
[5]	Includes only the financial information of B&N College since the date of the Acquisition on September 30, 2009.

Reconciliation of Operating Profit From Reportable Segments to Income (Loss) From Operations Before Taxes in Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Reportable segments operating profit (loss)	$ (61,303)	$ (65,259)	$ 73,246
Interest expense, net and amortization of deferred financing costs	(35,304)	(57,350)	(28,237)
Consolidated income (loss) from continuing operations before taxes	$ (96,607)	$ (122,609)	$ 45,009

Legal Proceedings - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Apr. 17, 2012	Oct. 11, 2011	Oct. 04, 2011	Jun. 13, 2012 Subsequent Event Junior Subordinated Note	May 01, 2009 Minor	Sep. 30, 2009 Stockholder Derivative Litigation	Oct. 06, 2009 Stockholder Derivative Litigation	Aug. 31, 2009 Stockholder Derivative Litigation	Aug. 05, 2011 Lina	Jun. 06, 2011 Lsi Corporation	Dec. 21, 2010 Strugala
Loss Contingencies [Line Items]
Total number of employees under subclass one					500
Total number of employees under subclass two					200
Number of putative shareholder derivative complaints filed	1	1					1	5	1	1	1
Consolidated cases, number of lawsuits						5
Settlement waive amount				$ 22,750
Loss contingency, actions taken by Court			On October 4, 2011, the Court granted defendants' motion to dismiss, but also granted plaintiff leave to replead within 30 days.

Certain Relationships and Related Transactions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																1 Months Ended		12 Months Ended																																9 Months Ended		1 Months Ended	9 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010	May 01, 2010 Retail space	Apr. 28, 2012 Corporate Office Location	Apr. 30, 2011 Corporate Office	May 01, 2010 Corporate Office	Apr. 28, 2012 Stores	Apr. 30, 2011 Stores	May 01, 2010 Stores	Apr. 28, 2012 Office/warehouse	Apr. 30, 2011 Office/warehouse	May 01, 2010 Office/warehouse	Aug. 18, 2011 Private Placement Series J Preferred Stock	Sep. 30, 2009 Senior Notes	Sep. 30, 2009 Junior Subordinated Note	Jun. 13, 2012 Subsequent Event Junior Subordinated Note	Sep. 30, 2009 B&N College	May 01, 2010 B&N College	Apr. 28, 2012 TXTB Bookquest	Apr. 30, 2011 TXTB Bookquest	May 01, 2010 TXTB Bookquest	Apr. 28, 2012 TXTB B&N.com	Apr. 30, 2011 TXTB B&N.com	May 01, 2010 TXTB B&N.com	Apr. 28, 2012 MBS	Apr. 30, 2011 MBS	May 01, 2010 MBS	Apr. 28, 2012 MBS B&N.com	Apr. 30, 2011 MBS B&N.com	May 01, 2010 MBS B&N.com	Apr. 28, 2012 MBS B&N College	Apr. 30, 2011 MBS B&N College	May 01, 2010 MBS B&N College	Apr. 28, 2012 LR Enterprises	Apr. 30, 2011 LR Enterprises	May 01, 2010 LR Enterprises	Apr. 28, 2012 GameStop	Apr. 30, 2011 GameStop	May 01, 2010 GameStop	May 01, 2010 Source Interlink	Apr. 28, 2012 Digital on Demand	Apr. 30, 2011 Digital on Demand	May 01, 2010 Digital on Demand	Apr. 28, 2012 Argix	Apr. 30, 2011 Argix	May 01, 2010 Argix	Apr. 28, 2012 Argix B&N College	Apr. 30, 2011 Argix B&N College	May 01, 2010 Argix B&N College	Apr. 28, 2012 Leisure Arts	Apr. 28, 2012 Buyseasons	Jun. 19, 2011 Commerce Hub Year	Apr. 28, 2012 Commerce Hub	Apr. 28, 2012 AI2, Inc.	Apr. 28, 2012 LIA
Related Party Transaction [Line Items]
Purchase price paid																		$ 596,000
Cash paid																		346,000
Seller Notes																		250,000
Cash bonuses paid to members																		82,352
Number of members, cash bonuses paid																		192
Number of shares transferred to certain of the Bonus Recipients																		667,058
Credit facility, acquisition financed																		150,000
Debt, principal amount															100,000	150,000
Interest rate															8.00%	10.00%
Settlement waive amount																	22,750
Payment for tax distribution																		54,997
Payment for COBRA benefits																		140
Contract term on supply agreement																																10 years
Commissions received																																10,941	13,031	7,014
Sales of books																										13,339	506					364	427
Purchases of books and others																										101,980	102,573	24,186																							16	33			0
Commission earned																													4,661	5,474	3,115							1	356	334
Payment for commissions																				559	775	0	148	0					160	184	172																									5
Outstanding amounts payable																				6	8	33	1	4
Royalty expense																									3,431
Reimbursement revenue																			2,700						146													3	51	128
Aircraft time-sharing and operating costs																			113																1,015	932	429
Number of location leased					2
Annual rent				347	4,843	4,868	4,889				759	763	759
Payment for rent								862	862	512	376	246	241
Ownership interest by related parties											50.00%																																		20.00%
Operating costs																			71
Purchases of inventory	186,479	5,251	(228,822)																25,187
License fee as a percentage of gross sales																																						7.00%	7.00%	7.00%
Proceeds from license fee																																						871	989	1,061
Freight and transportation costs																																													14,414	15,890	16,536	1,294	1,477	658
Freight and transportation costs, annual credit																																													3,000
Revenue from leased space and other operating costs																																													1,514	2,719	2,646
Payment for merchandise purchased																																									33,979
Proceed from magazine sales																																									20
Payment for music and video database equipment and services																																										185	1,932	2,593
Preferred Stock issued, shares														204,000
Preferred stock, par value per share														$ 0.001
Aggregate purchase price of Preferred Stock														204,000
Contract renewal term																																																					1
Fees paid for services to help facilitate and integrate sales with drop-ship vendors																																																						$ 22

Dividends - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended							12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Apr. 28, 2012
Dividends Payable [Line Items]
Dividend paid to preferred shareholders								$ 7,081
Dividend paid, per share	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25

Summary of Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Jan. 29, 2011	Oct. 30, 2010	Jul. 31, 2010	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Quarterly Financial Information [Line Items]
Sales	$ 1,379,710	$ 2,439,124	$ 1,891,961	$ 1,418,404	$ 1,374,797	$ 2,323,780	$ 1,904,146	$ 1,395,842	$ 7,129,199	$ 6,998,565	$ 5,807,754
Gross profit	398,778	652,816	471,664	387,558	377,362	613,672	450,120	351,700	1,910,816	1,792,853	1,676,745
Net earnings (loss) attributable to Barnes & Noble, Inc.	(57,729)	52,031	(6,563)	(56,606)	(59,416)	60,583	(12,568)	(62,518)	(68,867)	(73,920)	36,676
Basic earnings (loss) per common share:
Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$ (1.08)	$ 0.78	$ (0.17)	$ (0.99)	$ (1.04)	$ 1.01	$ (0.22)	$ (1.12)	$ (1.41)	$ (1.31)	$ 0.64
Diluted earnings (loss) per common share:
Sales	1,379,710	2,439,124	1,891,961	1,418,404	1,374,797	2,323,780	1,904,146	1,395,842	7,129,199	6,998,565	5,807,754
Gross profit	398,778	652,816	471,664	387,558	377,362	613,672	450,120	351,700	1,910,816	1,792,853	1,676,745
Net earnings (loss) attributable to Barnes & Noble, Inc.	$ (57,729)	$ 52,031	$ (6,563)	$ (56,606)	$ (59,416)	$ 60,583	$ (12,568)	$ (62,518)	$ (68,867)	$ (73,920)	$ 36,676
Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$ (1.08)	$ 0.71	$ (0.17)	$ (0.99)	$ (1.04)	$ 1	$ (0.22)	$ (1.12)	$ (1.41)	$ (1.31)	$ 0.63